Putnam
High Income
Opportunities
Trust

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-03


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FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

We are pleased to report that during the fiscal year ended February 28, 2003, Putnam High Income Opportunities Trust turned in positive results, outperforming both its primary benchmark index and its Lipper category average. You will find the details on page 8. As you will see in the management report that follows, this outcome was helped by the spread in yields that favored the lower-rated issues in which your fund typically invests, as well as by the ongoing stock market volatility that continues to drive equity investors to the fixed-income markets.

In their discussion, the fund's management teams lay out in detail the strategies they employed in response to the current market environment and then discuss some of the individual holdings and their contribution to results. Finally, the managers offer their views on prospects for the fund as it begins a new fiscal year.

Meanwhile, as we look back on one of the most challenging periods in recent investment history, we would like you to know how much we appreciate your continued confidence in Putnam. We believe those who maintain a long-term focus and a diversified approach to investing will eventually be rewarded for their fortitude.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
April 16, 2003

REPORT FROM FUND MANAGEMENT

FUND HIGHLIGHTS

* For the fiscal year ended February 28, 2003, Putnam High Income
  Opportunities Trust had a total return at net asset value (NAV) of 0.93%. The fund's return at market price was 2.77%.

* At both NAV and market price, the fund outperformed its primary benchmark, the Merrill Lynch All-Convertible Index, which returned 0.22% during the 12-month period. The fund lagged its other comparative index, the CSFB High Yield Index, which returned 7.25% during the period.

* At both NAV and market price, the fund also outperformed the average return for the Lipper Convertible Securities Funds (closed-end) category, which was -7.14% (at NAV) for the fiscal year.

* See the Performance Summary on page 8 for complete fund performance, comparative index performance, and Lipper data.

* PERFORMANCE COMMENTARY

The fund's positive returns and strong relative performance during the period were due to a strategic shift away from traditional convertible bonds and toward "busted convertibles," which are bonds issued by companies whose stock prices have declined substantially. These securities are generally less sensitive to stock market volatility and tend to behave more like bonds. In addition, the fund's returns reflect its focus on high-yield corporate bonds, which have generally outperformed traditional convertible bonds for the 12-month period. With continued volatility in the equity markets and comparatively stronger performance in the bond markets, the fund benefited from its fixed-income orientation.

Fund Profile

Putnam High Income Opportunities Trust seeks to provide current income and capital appreciation by investing in a diversified portfolio of lower-grade and nonrated convertible securities and high-yield securities. The fund may be suitable for investors seeking high current income in exchange for higher risk.

The fund's return at market price exceeded its return at NAV, reflecting greater investor demand for higher-yielding securities. Its relatively strong recent and long-term performance also may have attracted investors.

Past performance does not indicate future results. Performance information for longer periods and an explanation of performance calculation methods begin on page 8.

* MARKET OVERVIEW

There were two primary factors -- credit yield spreads and stock market performance -- that affected the performance of high-yield bonds and convertible bonds during the period. Credit yield spreads, which reflect the difference between Treasury yields and yields on bonds with greater credit risk, are the primary driver of high-yield bond performance. Convertible bonds, on the other hand, are generally more influenced by the performance of the stock market because they have a direct link to the equity of the issuer.

During the past year, the stock market and the high-yield bond market experienced a great deal of volatility. News of a slowing economy, combined with allegations of corporate malfeasance, sent prices in both markets tumbling from May through September of 2002. Credit yield spreads widened considerably, as investors flocked to high-quality Treasury bonds. By early October, the yield on the 10-year Treasury bond dipped below 3.60%, a level not seen since the 1950s.

Performance in the equity and fixed-income markets shifted in the fourth quarter, as investors believed that the economy would begin to strengthen in 2003 and that high-quality bonds had become overpriced. Treasury prices plummeted and then became volatile, while the stock market and the high-yield bond market both rallied through most of January 2003. While the stock market became more volatile in February, the high-yield bond market remained strong through the end of the fund's fiscal year.

MARKET SECTOR PERFORMANCE 12 MONTHS ENDED 2/28/03

Bonds

Merrill Lynch All-Convertible Index (convertible bonds)           0.22%
-----------------------------------------------------------------------
CSFB High Yield Bond Index (high-yield bonds)                     7.25%
-----------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                   9.91%
-----------------------------------------------------------------------
Lehman Government Bond Index (government bonds)                  11.27%
-----------------------------------------------------------------------

Equities

Standard  Poor's 500 Index (broad market)                       -22.68%
-----------------------------------------------------------------------
Russell 2000 Value Index (value stocks)                         -18.40%
-----------------------------------------------------------------------
Russell 2500 Growth Index (growth stocks)                       -24.58%
-----------------------------------------------------------------------

These indexes provide an overview of performance in different market sectors. They assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ.

* STRATEGY OVERVIEW

As noted in the semiannual report, a midyear change to the fund's investment policy increased the percentage of the portfolio that can be invested in lower-rated securities (see page 6 for details). We have taken advantage of this ability over the second half of the fiscal year.

We have also made significant changes to the convertible-bond portion of the fund -- reducing the number of holdings, and increasing the weightings in busted convertibles. These bonds are highly unlikely to be converted into stock because the stock prices of their issuers have declined to such a great extent. As a result, busted convertibles typically offer higher yields and are less likely to be affected by changes in the stock price of the issuer than other convertibles. We believed that the continued volatility in the stock market would make traditional, equity-sensitive convertibles more vulnerable, and we also felt that the portfolio had too many holdings. Our strategy of reducing the number of holdings and replacing many equity-sensitive convertibles with busted convertibles proved beneficial for the fund during the period and contributed to its strong performance relative to the convertible index.

Our high-yield strategy has focused on broad diversification across a range of industries and individual holdings, strong research-based security selection, and careful risk management. Volatility remains high, so we have avoided investing too heavily in any one company or sector. There were no significant changes in sector weightings in the high-yield portion of the portfolio.


[GRAPHIC OMITTED: horizontal bar chart FUND SECTOR WEIGHTINGS]

FUND SECTOR WEIGHTINGS*

                                     as of 8/31/02              as of 2/28/03
Convertible
securities                               42.5%                      49.2%

Corporate bonds
and notes                                42.8%                      44.5%

Common stocks                             4.1%                       0.8%

Preferred stocks                          0.4%                       0.4%

Short-term
investments                               8.8%                       4.7%

Other                                     1.4%                       0.4%

Footnote reads:
*Based on market value as of the dates listed. Holdings will vary over time.


* HOW KEY HOLDINGS AFFECTED PERFORMANCE

As one would expect from a well-diversified portfolio, several holdings -- not necessarily the fund's largest positions -- had a pivotal influence on performance. In the cases of two large convertible holdings in the fund, Xerox and Tyco, the prices of the companies' stock and convertible bonds had declined to extremely low levels because investors believed there was a great deal of risk associated with their businesses and their credit outlook. We disagreed with these assessments, as we believed that, while both companies were experiencing short-term difficulties, they still had strong businesses, solid cash flows, and were well-financed, with a relatively low chance of becoming bankrupt. The prices of the fund's Tyco and Xerox convertible holdings have risen significantly since we acquired them.


[GRAPHIC OMITTED: TOP FIVE CONVERTIBLE SECURITY HOLDINGS]


TOP FIVE CONVERTIBLE SECURITY HOLDINGS*

Xerox Corp.
Convertible subordinated debentures,
0.57%, 2018
Technology

Solectron Corp.
Convertible liquid yield option notes,
zero %, 2020
Electronics

Elan Finance Corp. Ltd. (Bermuda)
Convertible liquid yield option notes,
zero %, 2018
Health care

Tower Automotive, Inc.
Convertible subordinated notes, 5.0%, 2004
Consumer cyclicals

United States Cellular Corp.
Convertible liquid yield option notes,
zero %, 2015
Communication services


[GRAPHIC OMITTED: TOP FIVE CORPORATE HIGH-YIELD BOND HOLDINGS]

TOP FIVE CORPORATE HIGH-YIELD BOND HOLDINGS*

Echostar DBS Corp.
Senior notes, 10.375%, 2007
Consumer staples

HMH Properties Inc.
Company guaranty, Series B, 7.875%, 2008
Lodging/tourism

Six Flags, Inc.
Senior notes, 8.875%, 2010
Consumer staples

Lear Corp.
Company guaranty, Series B, 7.96%, 2005
Automotive

DirecTV Holdings, LLC
144A senior notes, 8.375%, 2013
Consumer staples

Footnote reads:
*The combined holdings represent 11.3% of the fund's net assets as of 2/28/03.
 Portfolio holdings will vary over time.


In the case of Nextel Communications, Inc., the fund owned both high-yield bonds and convertible bonds. We took advantage of the Putnam Core Fixed-Income High-Yield Team's research, which showed that the firm was retiring debt, had a strong, growing business in a viable niche (wireless phones with a walkie-talkie feature), and the bonds were undervalued at the time the fund acquired them. While the wireless industry remains weak, Nextel is a leader within it. The Nextel convertible bonds that we initially acquired last summer have appreciated significantly, and we added to the fund's Nextel position in subsequent months. We trimmed the fund's Nextel holdings toward the end of the period, as we believe that most of the upside is probably behind us.

Finally, the fund has benefited from owning dollar-denominated convertibles of Elan Finance Corp., an Irish pharmaceutical firm (incorporated in Bermuda) that experienced management and accounting problems. These difficulties drove Elan's stock price down more than 90% and its convertible-bond price into the 20s. The company has made significant management and director changes, retired debt, and sold assets to get onto more solid footing. We felt that the firm's fundamental business, including its strength in pharmaceutical research, was attractive. The fund's Elan holdings have appreciated considerably since they were acquired last summer. Returns were hurt by convertible preferred stock holdings of El Paso Corp., a natural gas company that had high debt levels and was negatively affected by its energy trading business. The fund's El Paso holdings have begun to recover, and we anticipate further price improvement.

Among the fund's high-yield bonds, several sectors performed well during the period, including broadcasting, information technology, consumer non-durables, and wireless communications. The primary sector that detracted from performance was aerospace, which has been hit hard by defaults and bankruptcies as a result of the continued difficulties in the airline industry. This industry has struggled since September 11 and its problems have been exacerbated by the sluggish economy. Nextel and Echostar (the latter in the past six months) have been among the fund's strongest performers in the wireless and broadcasting sectors, respectively, while BE Aerospace, a leading manufacturer of aircraft cabin interior products, detracted from the fund's performance. We have reduced the fund's holdings of Nextel high-yield bonds.

Please note that all sectors and holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

-----------------------------------------------------------------------
 OF SPECIAL INTEREST

* At a meeting in August 2002, shareholders approved a revision in the fund's investment policy. Under the revised policy, the fund will invest, under normal circumstances, at least 80% of its net assets in fixed-income securities (including debt instruments and convertible securities) that are rated below investment grade (i.e., below BBB/Baa) by at least one nationally recognized rating agency or nonrated securities Putnam believes are of equivalent credit quality.

* The fund's name was also changed in August 2002 from Putnam
  Convertible Opportunities and Income Trust to Putnam High Income Opportunities Trust.
-----------------------------------------------------------------------

* THE FUND'S MANAGEMENT TEAMS

  The fund is managed by the Putnam Large-Cap Value and Core Fixed-Income High-Yield teams. The members of the Large-Cap Value Team are David King (Portfolio Leader), Deborah Kuenstner, Mike Abata, Bart Geer, Cole Lannum, Christopher Miller, Jeanne Mockard, and Hugh Mullin. The members of the Core Fixed-Income High-Yield Team are Norm Boucher, Jeffrey Kaufman, Geoffrey Kelley, Stephen Peacher, Neal Reiner, Paul Scanlon, Rosemary Thomsen, and Joseph Towell.


THE OUTLOOK FOR YOUR FUND

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management teams' plans for responding to them.

Despite considerable risks in the global capital markets as a result of slowing economies, geopolitical turmoil, and the war with Iraq, we see some signs that more favorable trends are emerging. For example, credit yield spreads have begun to narrow again, reducing the difference in yield between lower-rated and higher-quality securities. Defaults in the high yield market have also shown a marked decline. Consequently, we remain positive about this fund's prospects for fiscal 2004.

Since we anticipate continued volatility in the equity markets, we will maintain our value-oriented strategy of acquiring higher-quality busted convertibles at attractive prices. Historically, as the economy has begun to improve and defaults have started to decline, high-yield bonds have performed well. While we have not seen solid evidence of sustained economic strengthening, extremely low yields in the fixed-income markets generally are causing investors who seek higher income to accept greater risk. In addition, we believe that investors who are skittish about investing in the equity markets but who are seeking stronger returns than those offered by Treasuries will continue to turn to convertible and high-yield bonds, which historically have offered performance that is in between that of Treasuries and equities.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Lower-rated bonds may offer higher yields in return for more risk.


PERFORMANCE SUMMARY

This section provides information about your fund's performance during its fiscal year, which ended February 28, 2003. In accordance with NASD requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. A profile of your fund's strategy appears on the first page of this report. Terms used in this section are defined on pages 9 and 10.



TOTAL RETURN FOR PERIODS ENDED 2/28/03

                                                                  Lipper Convertible
                                      Merrill Lynch     CSFB      Securities Funds
                            Market   All-Convertible  High Yield    (closed-end)
                   NAV       price       Index          Index     category average*
-----------------------------------------------------------------------------------
1 year            0.93%      2.77%       0.22%          7.25%         -7.14%
-----------------------------------------------------------------------------------
5 years          -5.18      -8.14       22.73           9.23           4.85
Annual average   -1.06      -1.68        4.18           1.78           0.86
-----------------------------------------------------------------------------------
Life of fund
(since 6/29/95)  43.14      36.55       88.14          50.21          57.69
Annual average    4.79       4.15        8.59           5.45           6.03
-----------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return, net asset value and market price will fluctuate and you may have a gain or a loss when you sell your shares. Performance does not reflect taxes on reinvested distributions.

*Over the 1-year, 5-year, and life-of-fund periods ended 2/28/03, there were 9, 8, and 8 funds, respectively, in this Lipper category.





PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 2/28/03

-------------------------------------------------------------------------------
Distributions (number)                                      12
-------------------------------------------------------------------------------
Income                                                    $1.224
-------------------------------------------------------------------------------
Capital gains                                               --
-------------------------------------------------------------------------------
  Total                                                   $1.224
-------------------------------------------------------------------------------
Share value:                                         NAV       Market price
-------------------------------------------------------------------------------
2/28/02                                            $17.56         $16.55
-------------------------------------------------------------------------------
2/28/03                                             16.39          15.73
-------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------
Current dividend rate 1                              7.47%          7.78%
-------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or market price at end of period.


TOTAL RETURN FOR PERIODS ENDED 3/31/03 (most recent calendar quarter)

                                                         NAV       Market price
-------------------------------------------------------------------------------
1 year                                                 -1.33%         1.64%
-------------------------------------------------------------------------------
5 years                                                -5.89         -6.14
Annual average                                         -1.21         -1.26
-------------------------------------------------------------------------------
Life of fund
(since 6/29/95)                                        45.52         38.40
Annual average                                          4.96          4.28
-------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return, net asset value and market price will fluctuate and you may have a gain or a loss when you sell your shares. Performance does not reflect taxes on reinvested distributions.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE INDEXES

Merrill Lynch All-Convertible Index is an unmanaged index of domestic convertible securities.

Credit Suisse First Boston (CSFB) High Yield Index is an unmanaged index of high-yield debt securities.

Lehman Aggregate Bond Index is an unmanaged index used as a general measure of U.S. fixed income securities.

Lehman Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Russell 2000 Value Index is an unmanaged index of those companies in the Russell 2000 Index chosen for their value orientation.

Russell 2500 Growth Index is an unmanaged index of the smallest 2500 companies in the Russell 3000 Index chosen for their growth orientation.

Standard & Poor's 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.


PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders
Putnam High Income Opportunities Trust

We have audited the accompanying statement of assets and liabilities of Putnam High Income Opportunities Trust, formerly Putnam Convertible Opportunities and Income Trust, including the fund's portfolio, as of February 28, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam High Income Opportunities Trust as of February 28, 2003, the results of its operations for the year then ended, and changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended in conformity with accounting principles generally accepted in the United States of America.

                                                       KPMG  LLP
Boston, Massachusetts
April 3, 2003



THE FUND'S PORTFOLIO
February 28, 2003

CORPORATE BONDS AND NOTES  (44.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
           $140,254 Interact Operating Co. notes 14s, 2003 (In default) (NON) (PIK)                             $14
             50,000 Lamar Media Corp. 144A sr. sub. notes 7 1/4s, 2013                                       52,080
                                                                                                      -------------
                                                                                                             52,094

Automotive (1.1%)
-------------------------------------------------------------------------------------------------------------------
             23,000 American Axle & Manufacturing, Inc. company guaranty 9 3/4s, 2009                        24,898
             45,000 Collins & Aikman Products, Inc. company guaranty 11 1/2s, 2006                           39,263
             70,000 Collins & Aikman Products, Inc. company guaranty 10 3/4s, 2011                           68,600
             15,000 Dana Corp. notes 10 1/8s, 2010                                                           15,675
             56,000 Dana Corp. notes 9s, 2011                                                                56,560
             10,000 Dana Corp. notes 7s, 2029                                                                 7,750
             20,000 Dana Corp. notes 6 1/4s, 2004                                                            20,000
EUR          24,000 Dana Corp. sr. notes 9s, 2011                                                            24,763
            $19,000 Delco Remy International, Inc. company guaranty 11s, 2009                                11,020
             21,000 Delco Remy International, Inc. company guaranty 10 5/8s, 2006                            12,180
              2,000 Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012                                1,940
            143,000 Dura Operating Corp. company guaranty Ser. D, 9s, 2009                                  122,265
             30,000 Federal Mogul Corp. notes 7 7/8s, 2010 (In default) (NON)                                 3,975
             40,000 Federal Mogul Corp. notes 7 3/4s, 2006 (In default) (NON)                                 5,300
             19,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                          20,758
            220,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                         234,850
EUR          15,000 Lear Corp. sr. notes 8 1/8s, 2008                                                        16,891
                                                                                                      -------------
                                                                                                            686,688

Basic Materials (5.9%)
-------------------------------------------------------------------------------------------------------------------
             $1,000 Abitibi-Consolidated Finance LP company guaranty 7 7/8s, 2009                             1,063
            115,000 Acetex Corp. sr. notes 10 7/8s, 2009 (Canada)                                           121,325
             25,000 Airgas, Inc. company guaranty 9 1/8s, 2011                                               27,250
            166,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                            161,020
             10,000 AK Steel Corp. company guaranty 7 3/4s, 2012                                              9,700
            100,000 Appleton Papers, Inc. company guaranty Ser. B, 12 1/2s, 2008                            111,000
             23,000 ARCO Chemical Co. debs. 9.8s, 2020                                                       17,940
             40,000 Armco, Inc. sr. notes 8 7/8s, 2008                                                       38,000
             85,000 Avecia Group PLC company guaranty 11s, 2009 (United Kingdom)                             68,000
             50,000 Better Minerals & Aggregates Co. company guaranty 13s, 2009                              18,250
             70,000 Compass Minerals Group, Inc. company guaranty 10s, 2011                                  76,650
             21,000 Equistar Chemicals LP notes 8 3/4s, 2009                                                 17,955
            118,000 Equistar Chemicals LP/Equistar Funding Corp. company
                    guaranty 10 1/8s, 2008                                                                  106,200
             85,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                                 87,338
             33,000 Georgia-Pacific Corp. debs. 9 1/2s, 2011                                                 31,680
             25,000 Georgia-Pacific Corp. notes 8 1/8s, 2011                                                 23,000
            125,000 Georgia-Pacific Corp. 144A sr. notes 8 7/8s, 2010                                       124,375
            146,000 Hercules, Inc. company guaranty 11 1/8s, 2007                                           163,520
            140,000 Huntsman ICI Chemicals, Inc. company guaranty 10 1/8s, 2009                             119,700
            130,000 Huntsman ICI Holdings sr. disc. notes zero %, 2009                                       29,900
EUR          10,000 Huntsman International, LLC sr. sub. notes Ser. EXCH, 10 1/8s, 2009                       8,405
            $50,000 IMC Global, Inc. company guaranty Ser. B, 11 1/4s, 2011                                  52,375
             65,000 IMC Global, Inc. company guaranty Ser. B, 10 7/8s, 2008                                  68,250
            114,000 ISP Chemco, Inc. company guaranty Ser. B, 10 1/4s, 2011                                 120,270
             25,000 ISP Holdings, Inc. sec. sr. notes Ser. B, 10 5/8s, 2009                                  24,000
             10,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B, 10 7/8s,
                    2006 (In default) (NON)                                                                   6,300
            210,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s,
                    2003 (In default) (NON) (DEF)                                                            11,550
             39,000 Louisiana-Pacific Corp. sr. sub. notes 10 7/8s, 2008                                     42,510
             31,000 Lyondell Chemical Co. bonds 11 1/8s, 2012                                                30,303
            122,000 Lyondell Chemical Co. sec. notes Ser. B, 9 7/8s, 2007                                   117,730
             65,000 Lyondell Chemical Co. sr. sub. notes 10 7/8s, 2009                                       55,575
             40,000 Lyondell Chemical Co. 144A sec. notes 9 1/2s, 2008                                       36,800
             45,000 MDP Acquisitions PLC 144A sr. notes 9 5/8s, 2012 (Ireland)                               46,575
             10,000 MDP Acquisitions PLC 144A sr. notes 9 5/8s, 2012 (Ireland)                               10,300
              1,034 MDP Acquisitions PLC 144A sub. notes 15 1/2s, 2013 (Ireland)                              1,122
            130,000 Millennium America, Inc. company guaranty 9 1/4s, 2008                                  137,150
             30,000 Norske Skog Canada, Ltd. company guaranty 8 5/8s, 2011 (Canada)                          30,750
             80,000 Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                              81,700
             10,000 Nortek, Inc. sr. sub. notes Ser. B, 9 7/8s, 2011                                         10,200
             20,000 Nortek, Inc. 144A sr. notes Ser. B, 9 1/8s, 2007                                         20,450
             65,000 Noveon, Inc. company guaranty Ser. B, 11s, 2011                                          71,175
             61,000 OM Group, Inc. company guaranty 9 1/4s, 2011                                             42,090
             34,000 Oregon Steel Mills, Inc. company guaranty 10s, 2009                                      32,640
             31,000 P&L Coal Holdings Corp. company guaranty Ser. B, 9 5/8s, 2008                            32,511
             65,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                       68,250
             73,318 PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)                                   55,722
             24,439 Pioneer Cos., Inc. FRN 4.9s, 2006                                                        18,085
             30,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007 (In default) (NON)                  4,800
             40,000 Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008 (In default) (NON)              6,400
             92,000 Potlatch Corp. company guaranty 10s, 2011                                                98,900
            200,000 Riverwood International Corp. company guaranty 10 7/8s, 2008                            197,500
             80,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                              62,800
             40,000 Salt Holdings Corp. 144A sr. notes stepped-coupon zero %
                    (12 3/4s, 12/15/07), 2012 (STP)                                                          25,400
             77,000 Solutia, Inc. company guaranty 11 1/4s, 2009                                             66,220
             80,000 Steel Dynamics, Inc. company guaranty 9 1/2s, 2009                                       83,200
             15,978 Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)                                      13,342
             50,000 Stone Container Corp. sr. notes 9 3/4s, 2011                                             54,250
             60,000 Stone Container Corp. sr. notes 9 1/4s, 2008                                             64,500
             50,000 Stone Container Corp. sr. notes 8 3/8s, 2012                                             52,000
             40,000 Stone Container Corp. 144A company guaranty 11 1/2s, 2006 (Canada)                       42,600
             78,000 Tembec Industries, Inc. company guaranty 8 5/8s, 2009 (Canada)                           78,390
             20,000 Tembec Industries, Inc. company guaranty 8 1/2s, 2011 (Canada)                           20,100
             20,000 Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                                   11,800
             50,000 Ucar Finance, Inc. company guaranty 10 1/4s, 2012                                        40,000
             90,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                              25,200
              5,500 Weirton Steel Corp. sr. notes 10s, 2008                                                     440
            100,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007 (In default) (NON)                 1,000
             40,000 WHX Corp. sr. notes 10 1/2s, 2005                                                        31,200
                                                                                                      -------------
                                                                                                          3,566,696

Building Materials (0.2%)
-------------------------------------------------------------------------------------------------------------------
             25,000 Atrium Cos., Inc. company guaranty Ser. B, 10 1/2s, 2009                                 25,250
             30,000 Building Materials Corp. company guaranty 8s, 2008                                       23,700
             70,000 Dayton Superior Corp. company guaranty 13s, 2009                                         58,100
                                                                                                      -------------
                                                                                                            107,050

Capital Goods (4.3%)
-------------------------------------------------------------------------------------------------------------------
             83,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                         70,550
            120,000 AGCO Corp. company guaranty 9 1/2s, 2008                                                129,000
             48,000 Allied Waste North America, Inc. company guaranty Ser. B, 10s, 2009                      48,720
             44,000 Allied Waste North America, Inc. company guaranty Ser. B, 8 7/8s, 2008                   45,430
            111,000 Allied Waste North America, Inc. company guaranty Ser. B, 8 1/2s, 2008                  114,330
              8,000 Allied Waste North America, Inc. company guaranty Ser. B, 7 7/8s, 2009                    7,960
            110,000 Allied Waste North America, Inc. company guaranty Ser. B, 7 5/8s, 2006                  110,825
            163,000 Allied Waste North America, Inc. 144A company guaranty 9 1/4s, 2012                     170,335
             55,000 Amkor Technology, Inc. sr. notes 9 1/4s, 2008                                            51,700
             50,000 Applied Extrusion Technologies, Inc. company guaranty Ser. B,
                    10 3/4s, 2011                                                                            33,500
             81,000 Argo-Tech Corp. company guaranty 8 5/8s, 2007                                            64,800
            100,000 Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                    80,000
             40,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                           26,800
             44,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011                                   28,380
             70,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                       45,500
             42,000 Berry Plastics Corp. company guaranty 10 3/4s, 2012                                      44,835
            139,000 Blount, Inc. company guaranty 13s, 2009                                                  93,130
             25,000 Blount, Inc. company guaranty 7s, 2005                                                   21,250
             72,000 Briggs & Stratton company guaranty 8 7/8s, 2011                                          77,760
             30,000 Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008                                  27,300
             60,000 Buhrmann US, Inc. company guaranty 12 1/4s, 2009                                         57,600
            120,000 Crown Holdings SA 144A sec. notes 9 1/2s, 2011 (France)                                 118,800
             60,000 Decrane Aircraft Holdings Co. company guaranty Ser. B, 12s, 2008                         31,200
             80,000 Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012                                           82,400
             75,000 FIMEP SA 144A sr. notes 10 1/2s, 2013 (France)                                           76,500
             51,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                           56,610
             10,000 Fonda Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                     6,450
            310,000 Grove Holdings, LLC debs. stepped-coupon zero % (11 5/8s, 5/1/03),
                    2009 (In default) (NON) (STP)                                                             3,100
             90,000 Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                 77,850
             56,000 IESI Corp. company guaranty 10 1/4s, 2012                                                54,880
             90,000 Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                    (14s, 8/15/03), 2008 (In default) (NON) (STP)                                             1,800
             15,000 K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                 15,638
             35,000 K&F Industries, Inc. 144A sr. sub. notes 9 5/8s, 2010                                    36,138
             50,000 L-3 Communications Corp. company guaranty 7 5/8s, 2012                                   52,313
             40,000 L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                               41,800
             24,000 Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012                                 24,960
EUR          10,000 Manitowoc Co., Inc. (The) company guaranty 10 3/8s, 2011                                 10,614
            $50,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                              50,125
            100,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                   90,000
             55,000 Owens-Brockway Glass 144A sec. sr. notes 8 3/4s, 2012                                    55,275
             15,000 Owens-Brockway Glass 144A sec. sr. notes 8 3/4s, 2012                                    15,075
             70,000 Pliant Corp. company guaranty 13s, 2010                                                  56,700
             29,000 Rexnord Corp. 144A sr. sub. notes 10 1/8s, 2012                                          30,233
             65,000 Roller Bearing Company of America company guaranty Ser. B,
                    9 5/8s, 2007                                                                             58,500
             10,000 Sweetheart Cup Co. sr. sub. notes 10 1/2s, 2003                                           8,500
             90,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                                  81,000
              6,000 Terex Corp. company guaranty 8 7/8s, 2008                                                 5,760
             21,000 Terex Corp. company guaranty Ser. B, 10 3/8s, 2011                                       20,580
             80,000 Terex Corp. company guaranty Ser. D, 8 7/8s, 2008                                        76,000
             13,000 Trimas Corp. 144A company guaranty 9 7/8s, 2012                                          12,805
             39,000 Trimas Corp. 144A sr. sub. notes 9 7/8s, 2012                                            38,415
                                                                                                      -------------
                                                                                                          2,639,726

Commercial and Consumer Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
             99,000 Coinmach Corp. sr. notes 9s, 2010                                                       102,713

Communication Services (3.4%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Alamosa Delaware, Inc. company guaranty 13 5/8s, 2011                                    21,300
             10,000 Alamosa Delaware, Inc. company guaranty 12 1/2s, 2011                                     3,100
            116,000 Alamosa PCS Holdings, Inc. company guaranty stepped-coupon
                    zero % (12 7/8s, 2/15/05), 2010 (STP)                                                    25,520
             30,000 Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                          6,000
            110,000 American Cellular Corp. company guaranty 9 1/2s, 2009                                    20,900
             45,000 American Tower Corp. sr. notes 9 3/8s, 2009                                              35,775
             30,000 Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda)
                    (In default) (NON)                                                                        3,300
             86,000 Crown Castle International Corp. sr. notes 9 3/8s, 2011                                  69,660
             30,000 Crown Castle International Corp. sr. notes 9s, 2011                                      23,550
            120,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s, 2008                              105,600
             15,737 Globix Corp. company guaranty 11s, 2008 (PIK)                                            11,173
             50,000 Horizon PCS, Inc. company guaranty 13 3/4s, 2011                                          8,000
            130,000 iPCS, Inc. sr. disc. notes stepped-coupon zero % (14s, 7/15/05),
                    2010 (In default) (NON) (STP)                                                             3,900
             33,000 IWO Holdings, Inc. company guaranty 14s, 2011                                             5,610
             60,000 Leap Wireless International, Inc. company guaranty 12 1/2s, 2010                          7,800
             30,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007 (In default) (NON)                              600
            150,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008 (In default) (NON)             4,500
             70,000 Microcell Telecommunications sr. disc. notes Ser. B, 14s,
                    2006 (Canada) (In default) (NON)                                                          4,550
             35,000 Millicom International Cellular SA sr. disc. notes 13 1/2s,
                    2006 (Luxembourg)                                                                        22,225
            140,000 Nextel Communications, Inc. sr. disc. notes 10.65s, 2007                                144,200
              3,000 Nextel Communications, Inc. sr. disc. notes 9.95s, 2008                                   3,045
            197,000 Nextel Communications, Inc. sr. notes 12s, 2008                                         209,805
              3,000 Nextel Communications, Inc. sr. notes 9 1/2s, 2011                                        3,015
             24,000 Nextel Communications, Inc. sr. notes 9 3/8s, 2009                                       24,120
            173,000 Nextel Partners, Inc. sr. disc. notes stepped-coupon zero %
                    (14s, 2/1/04), 2009 (STP)                                                               148,348
             50,000 Nextel Partners, Inc. sr. notes 12 1/2s, 2009                                            48,500
             90,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005 (In default) (NON)                 19,800
             46,000 PanAmSat Corp. company guaranty 8 1/2s, 2012                                             45,195
            290,000 Qwest Capital Funding, Inc. company guaranty 7 1/4s, 2011                               203,000
             95,000 Qwest Corp. 144A notes 8 7/8s, 2012                                                      98,800
            197,000 Qwest Services Corp. 144A notes 13 1/2s, 2010                                           203,895
             56,188 Rhythms NetConnections, Inc. sr. notes Ser. B, 14s, 2010 (In default) (NON)               1,124
             50,000 Rogers Cantel, Ltd. sr. sub. notes 8.8s, 2007 (Canada)                                   47,000
             50,000 Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)                                   50,500
            175,000 Telus Corp. notes 8s, 2011 (Canada)                                                     177,406
             33,000 Telus Corp. notes 7 1/2s, 2007 (Canada)                                                  33,371
              2,000 Time Warner Telecom, Inc. sr. notes 10 1/8s, 2011                                         1,360
            115,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                         81,075
             70,000 Triton PCS, Inc. company guaranty 9 3/8s, 2011                                           59,150
              1,000 Triton PCS, Inc. company guaranty 8 3/4s, 2011                                              820
             31,000 Triton PCS, Inc. company guaranty zero %, 2008                                           26,970
             30,000 TSI Telecommunication Services, Inc. company guaranty Ser. B,
                    12 3/4s, 2009                                                                            27,038
            140,000 UbiquiTel Operating Co. company guaranty stepped-coupon
                    zero % (14s, 4/15/05), 2010 (In default) (NON) (STP)                                      8,400
             90,000 US UnWired, Inc. company guaranty stepped-coupon Ser. B,
                    zero % (13 3/8s, 11/1/04), 2009 (STP)                                                     9,000
             35,000 US West Capital Funding, Inc. company guaranty 6 1/4s, 2005                              27,650
                                                                                                      -------------
                                                                                                          2,085,650

Conglomerates (0.7%)
-------------------------------------------------------------------------------------------------------------------
             65,000 ITT Corp. notes 6 3/4s, 2005                                                             65,000
             12,000 Tyco International Group SA company guaranty 6 3/4s,
                    2011 (Luxembourg)                                                                        11,340
            182,000 Tyco International Group SA company guaranty 6 3/8s,
                    2006 (Luxembourg)                                                                       176,995
             16,000 Tyco International Group SA company guaranty 6 3/8s,
                    2005 (Luxembourg)                                                                        15,760
            146,000 Tyco International Group SA notes 6 3/8s, 2011 (Luxembourg)                             135,780
                                                                                                      -------------
                                                                                                            404,875

Consumer (0.5%)
-------------------------------------------------------------------------------------------------------------------
             83,000 Icon Health & Fitness company guaranty 11 1/4s, 2012                                     81,755
             92,000 Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                              103,960
            164,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                            139,810
                                                                                                      -------------
                                                                                                            325,525

Consumer Staples (7.4%)
-------------------------------------------------------------------------------------------------------------------
              5,000 Acme Communications, Inc. sr. disc. notes Ser. B, 12s, 2005                               5,025
            115,000 Acme Television company guaranty 10 7/8s, 2004                                          117,588
             10,000 Adelphia Communications Corp. notes Ser. B, 9 7/8s, 2005 (In default) (NON)               4,100
             20,000 Adelphia Communications Corp. sr. notes 10 7/8s, 2010 (In default) (NON)                  8,200
             60,000 Adelphia Communications Corp. sr. notes 10 1/4s, 2011 (In default) (NON)                 26,100
             55,000 Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007
                    (In default) (NON)                                                                       22,550
             65,000 Affinity Group Holdings sr. notes 11s, 2007                                              64,025
             15,000 Ahold Finance USA Inc. notes 8 1/4s, 2010                                                11,588
            120,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                     115,500
            104,000 Armkel, LLC/Armkel Finance sr. sub. notes 9 1/2s, 2009                                  113,750
             87,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                              38,280
              2,044 Australis Media, Ltd. sr. disc. notes 15 3/4s, 2003 (Australia) (In default) (NON)            1
             33,000 Brand Services, Inc. 144A sr. sub. notes 12s, 2012                                       35,640
            140,000 British Sky Broadcasting PLC company guaranty 8.2s, 2009
                    (United Kingdom)                                                                        156,496
             20,000 British Sky Broadcasting PLC company guaranty 6 7/8s, 2009
                    (United Kingdom)                                                                         21,174
            130,000 Chancellor Media Corp. company guaranty 8s, 2008                                        144,950
             55,000 Charter Communications Holdings, LLC/Capital Corp. sr. disc.
                    notes stepped-coupon zero % (11 3/4s, 5/15/06), 2011 (STP)                               17,875
             40,000 Charter Communications Holdings, LLC/Capital Corp. sr. disc.
                    notes stepped-coupon zero % (11 3/4s, 1/15/05), 2010 (STP)                               15,200
            210,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    11 1/8s, 2011                                                                           102,900
             50,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    10 3/4s, 2009                                                                            23,625
             40,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    10 1/4s, 2010                                                                            19,200
             40,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    10s, 2011                                                                                19,400
             24,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    9 5/8s, 2009                                                                             11,640
             28,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    8 5/8s, 2009                                                                             13,440
             10,000 Charter Communications Holdings, LLC/Capital Corp. sr. notes
                    8 1/4s, 2007                                                                              4,800
             10,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 9 5/8s, 2008                                   10,113
             70,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 8 1/2s, 2008                                   70,000
             15,000 Cinemark USA, Inc. 144A sr. sub. notes 9s, 2013                                          15,525
             25,000 Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008                             26,188
              5,000 Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012                            5,138
            172,000 CSC Holdings, Inc. sr. notes 7 7/8s, 2007                                               172,000
             70,000 CSC Holdings, Inc. sr. sub. debs. 10 1/2s, 2016                                          74,725
             15,000 Dean Foods Co. sr. notes 6 5/8s, 2009                                                    14,925
             30,000 Del Monte Corp. company guaranty Ser. B, 9 1/4s, 2011                                    31,425
             50,000 Del Monte Corp. 144A sr. sub. notes 8 5/8s, 2012                                         51,250
            200,000 DirecTV Holdings, LLC 144A sr. notes 8 3/8s, 2013                                       210,000
            193,000 Diva Systems Corp. sr. disc. notes stepped-coupon Ser. B, zero %
                    (12 5/8s, 3/1/03), 2008 (In default) (NON) (STP)                                          2,895
            110,000 Doane Pet Care Co. sr. sub. debs. 9 3/4s, 2007                                           92,950
             38,000 Dole Food Co. notes 6 3/8s, 2005                                                         41,420
             31,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                    33,325
             15,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                 10,200
            405,000 Echostar DBS Corp. sr. notes 10 3/8s, 2007                                              440,437
             90,000 Echostar DBS Corp. sr. notes 9 1/8s, 2009                                                96,300
             20,000 Elizabeth Arden, Inc. sec. notes Ser. B, 11 3/4s, 2011                                   20,800
             10,000 Emmis Communications Corp. company guaranty Ser. B, 8 1/8s, 2009                         10,350
             31,000 Emmis Communications Corp. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 3/15/06), 2011 (STP)                                                           25,575
             99,000 Fleming Cos., Inc. company guaranty 10 1/8s, 2008                                        57,420
              6,000 Fleming Cos., Inc. sr. notes 9 1/4s, 2010                                                 3,420
             30,000 French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                           29,100
              5,000 French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                   4,850
             14,000 Granite Broadcasting Corp. sr. sub. notes 10 3/8s, 2005                                  13,300
             74,000 Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                   68,080
             89,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                   75,650
             35,000 Gray Television, Inc. company guaranty 9 1/4s, 2011                                      37,625
             36,000 Insight Communications Co., Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/4s, 2/15/06), 2011 (STP)                                                    23,400
              2,000 Knology, Inc. 144A sr. notes 12s, 2009 (PIK)                                              1,320
             29,000 Land O'Lakes, Inc. sr. notes 8 3/4s, 2011                                                17,110
             30,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                       31,125
             25,000 LIN Television Corp. company guaranty 8s, 2008                                           26,625
             20,000 Mediacom LLC/Mediacom Capital Corp. sr. notes 9 1/2s, 2013                               19,600
            100,000 North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                           100,000
             60,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006 (In default) (NON)             600
             55,000 Pegasus Satellite sr. notes 12 3/8s, 2006                                                46,200
             87,000 Playtex Products, Inc. company guaranty 9 3/8s, 2011                                     93,960
             60,000 Premier International Foods PLC sr. notes 12s, 2009 (United Kingdom)                     64,875
             12,000 Premier Parks, Inc. sr. disc. notes stepped-coupon zero % (10s, 4/1/03),
                    2008 (STP)                                                                               11,400
            150,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005 (In default) (NON)                  60,000
             26,000 Regal Cinemas, Inc. company guaranty Ser. B, 9 3/8s, 2012                                27,625
             30,000 Remington Arms Co., Inc. 144A company guaranty 10 1/2s, 2011                             31,575
             80,000 Revlon Consumer Products sr. notes 9s, 2006                                              49,200
             10,000 Rite Aid Corp. notes 7 1/8s, 2007                                                         8,600
             80,000 Rite Aid Corp. 144A notes 6 1/8s, 2008                                                   60,000
             50,000 Rite Aid Corp. 144A sec. notes 9 1/2s, 2011                                              50,000
             10,000 Rogers Cablesystems, Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                           10,525
             60,000 Sbarro, Inc. company guaranty 11s, 2009                                                  54,300
            100,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                         10
             35,000 Sinclair Broadcast Group, Inc. 144A company guaranty 8s, 2012                            35,831
            279,000 Six Flags, Inc. sr. notes 8 7/8s, 2010                                                  251,100
             20,000 Southland Corp. debs. Ser. A, 4 1/2s, 2004                                               20,000
             20,000 Southland Corp. sr. sub. debs. 5s, 2003                                                  20,000
            200,000 TeleWest Communications PLC debs. 11s, 2007 (United Kingdom)
                    (In default) (NON)                                                                       37,000
            269,000 United Pan-Europe NV sr. disc. notes 12 1/2s, 2009 (Netherlands)
                    (In default) (NON)                                                                       16,140
            130,000 United Pan-Europe NV sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 2/1/05), 2010 (Netherlands) (In default) (NON) (STP)                            7,800
             30,000 United Rentals (North America), Inc. company guaranty Ser. B,
                    10 3/4s, 2008                                                                            29,850
             68,000 Williams Scotsman, Inc. company guaranty 9 7/8s, 2007                                    63,920
            116,000 Young Broadcasting, Inc. company guaranty 10s, 2011                                     118,900
             25,000 Yum! Brands, Inc. sr. notes 8 1/2s, 2006                                                 26,813
            150,000 Yum! Brands, Inc. sr. notes 7.65s, 2008                                                 157,875
                                                                                                      -------------
                                                                                                          4,431,312

Energy (3.1%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                                93,600
             50,000 BRL Universal Equipment sec. notes 8 7/8s, 2008                                          52,500
             37,000 Chesapeake Energy Corp. company guaranty 9s, 2012                                        39,821
             37,000 Chesapeake Energy Corp. company guaranty 8 3/8s, 2008                                    38,758
             14,000 Chesapeake Energy Corp. sr. notes Ser. B, 8 1/2s, 2012                                   14,665
             50,000 Chesapeake Energy Corp. 144A sr. notes 7 1/2s, 2013                                      49,551
             80,000 Comstock Resources, Inc. company guaranty 11 1/4s, 2007                                  86,000
             65,000 Dresser, Inc. company guaranty 9 3/8s, 2011                                              64,675
             11,000 El Paso Energy Partners LP company guaranty Ser. B, 8 1/2s, 2011                         10,615
             40,000 Encore Acquisition Co. company guaranty 8 3/8s, 2012                                     42,000
             60,000 Forest Oil Corp. company guaranty 7 3/4s, 2014                                           60,000
             42,000 Forest Oil Corp. sr. notes 8s, 2008                                                      43,575
             39,000 Hornbeck Offshore Services, Inc. sr. notes 10 5/8s, 2008                                 40,950
             18,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                               18,450
             52,000 Magnum Hunter Resources, Inc. company guaranty 9.6s, 2012                                55,120
             70,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                          74,900
             20,000 Parker & Parsley Co. sr. notes 8 1/4s, 2007                                              21,700
             60,000 Parker Drilling Co. company guaranty Ser. B, 10 1/8s, 2009                               60,000
            140,000 Pioneer Natural Resources Co. company guaranty 9 5/8s, 2010                             167,934
             11,000 Pioneer Natural Resources Co. company guaranty 6 1/2s, 2008                              11,472
             37,000 Plains All American Pipeline LP/Plains All American Finance Corp.
                    company guaranty 7 3/4s, 2012                                                            39,035
             50,000 Plains Exploration & Production Co. company guaranty Ser. B,
                    8 3/4s, 2012                                                                             52,500
             80,000 Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011                                   85,600
             10,000 Pride International, Inc. sr. notes 10s, 2009                                            10,850
            130,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                   134,875
             70,000 Star Gas Partners LP/Star Gas Finance Co. 144A sr. notes 10 1/4s, 2013                   68,775
             95,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                         98,800
             60,000 Swift Energy Co. sr. sub. notes 10 1/4s, 2009                                            60,600
             30,000 Swift Energy Co. sr. sub. notes 9 3/8s, 2012                                             30,000
             47,000 Trico Marine Services, Inc. company guaranty 8 7/8s, 2012                                43,240
              7,000 Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012                                            7,315
             79,000 Vintage Petroleum, Inc. sr. sub. notes 9 3/4s, 2009                                      82,950
             16,000 Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011                                      15,800
             15,000 Westport Resources Corp. company guaranty 8 1/4s, 2011                                   15,825
             45,000 Westport Resources Corp. 144A sr. sub. notes 8 1/4s, 2011                                47,363
             22,000 XTO Energy, Inc. sr. notes 7 1/2s, 2012                                                  23,650
             30,000 XTO Energy, Inc. 144A sr. sub. notes Ser. B, 8 3/4s, 2009                                31,388
                                                                                                      -------------
                                                                                                          1,894,852

Financial (1.0%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Chevy Chase Savings Bank, Inc. sub. debs. 9 1/4s, 2005                                   80,200
            110,000 Conseco, Inc. 144A company guaranty 10 3/4s, 2009 (In default) (NON)                     29,150
             10,000 Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)                                   9,950
             90,000 Crescent Real Estate Equities LP sr. notes 9 1/4s, 2009 (R)                              94,500
            455,000 Finova Group, Inc. notes 7 1/2s, 2009                                                   145,600
             44,000 Imperial Credit Industries, Inc. sec. notes 12s, 2005 (In default) (NON)                    110
             40,000 iStar Financial, Inc. sr. notes 8 3/4s, 2008 (R)                                         42,800
             37,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008 (In default) (NON)                  185
            132,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                         156,420
             50,000 Western Financial Bank sub. debs. 9 5/8s, 2012                                           49,500
                                                                                                      -------------
                                                                                                            608,415

Gaming & Lottery (3.1%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009                                   64,200
             75,000 Argosy Gaming Co. company guaranty 10 3/4s, 2009                                         80,813
             10,000 Argosy Gaming Co. sr. sub. notes 9s, 2011                                                10,375
             30,000 Chumash Casino & Resort Enterprise 144A sr. notes 9s, 2010                               31,200
             62,000 Herbst Gaming, Inc. sec. notes Ser. B, 10 3/4s, 2008                                     65,100
             20,000 Herbst Gaming, Inc. 144A sec. sr. notes 10 3/4s, 2008                                    21,000
             80,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                    85,600
             54,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                               48,060
            140,000 Horseshoe Gaming Holdings company guaranty 8 5/8s, 2009                                 147,000
            142,000 International Game Technology sr. notes 8 3/8s, 2009                                    166,855
             95,000 Majestic Investor Holdings/Capital Corp. company guaranty
                    11.653s, 2007                                                                            90,250
             80,000 MGM Mirage, Inc. company guaranty 8 1/2s, 2010                                           86,400
             96,000 MGM Mirage, Inc. company guaranty 8 3/8s, 2011                                          100,800
             20,000 Mohegan Tribal Gaming Authority sr. notes 8 1/8s, 2006                                   20,800
            100,000 Mohegan Tribal Gaming Authority sr. sub. notes 8 3/4s, 2009                             104,000
             20,000 Mohegan Tribal Gaming Authority sr. sub. notes 8 3/8s, 2011                              20,500
             10,000 Park Place Entertainment Corp. sr. notes 7 1/2s, 2009                                    10,150
            122,000 Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                              126,575
             10,000 Park Place Entertainment Corp. sr. sub. notes 8 1/8s, 2011                               10,050
             60,000 Penn National Gaming, Inc. company guaranty Ser. B, 11 1/8s, 2008                        63,600
             73,000 Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010                                   73,365
             21,000 Pinnacle Entertainment, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                         18,690
             60,000 Resorts International Hotel and Casino, Inc. company guaranty
                    11 1/2s, 2009                                                                            51,900
             30,000 Riviera Holdings Corp. company guaranty 11s, 2010                                        25,050
            109,000 Station Casinos, Inc. sr. notes 8 3/8s, 2008                                            114,450
            113,000 Trump Atlantic City Associates company guaranty 11 1/4s, 2006                            85,880
            122,000 Venetian Casino Resort, LLC company guaranty 11s, 2010                                  124,440
             11,000 Wheeling Island Gaming, Inc. company guaranty 10 1/8s, 2009                              10,945
                                                                                                      -------------
                                                                                                          1,858,048

Health Care (3.5%)
-------------------------------------------------------------------------------------------------------------------
            135,000 ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                              137,700
            166,000 Alderwoods Group, Inc. company guaranty 12 1/4s, 2009                                   149,400
             61,000 Alliance Imaging, Inc. sr. sub. notes 10 3/8s, 2011                                      62,373
            100,000 AmerisourceBergen Corp. sr. notes 8 1/8s, 2008                                          107,500
             40,000 AmerisourceBergen Corp. 144A sr. notes 7 1/4s, 2012                                      41,600
             50,000 Beverly Enterprises, Inc. sr. notes 9 5/8s, 2009                                         40,250
             40,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                          44,300
             80,000 Biovail Corp. sr. sub. notes 7 7/8s, 2010 (Canada)                                       83,400
             21,000 Dade Behring, Inc. company guaranty 11.91s, 2010                                         22,785
             40,000 Extendicare Health Services, Inc. company guaranty 9 1/2s, 2010                          37,400
             45,000 Hanger Orthopedic Group, Inc. company guaranty 10 3/8s, 2009                             47,756
             57,000 HCA, Inc. debs. 7.19s, 2015                                                              61,640
            110,000 HCA, Inc. notes 8 3/4s, 2010                                                            126,938
             30,000 HCA, Inc. sr. notes 6.95s, 2012                                                          32,157
            149,000 Healthsouth Corp. notes 7 5/8s, 2012                                                    120,690
             41,000 Healthsouth Corp. sr. notes 8 1/2s, 2008                                                 36,080
             24,000 Healthsouth Corp. sr. notes 8 3/8s, 2011                                                 19,920
             41,000 IASIS Healthcare Corp. company guaranty 13s, 2009                                        44,588
             90,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s,
                    2007 (In default) (NON)                                                                   1,913
             60,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s,
                    2008 (In default) (NON)                                                                   1,275
             60,000 Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                             63,000
             39,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008 (In default) (NON)                10,140
             33,000 Magellan Health Services, Inc. 144A sr. notes 9 3/8s, 2007 (In default) (NON)            27,555
             85,000 Mediq, Inc. debs. stepped-coupon zero % (13s, 6/1/03), 2009
                    (In default) (NON) (STP)                                                                      9
             64,000 MedQuest, Inc. 144A sr. sub. notes 11 7/8s, 2012                                         59,200
            245,000 Multicare Cos., Inc. sr. sub. notes 9s, 2007 (In default) (NON)                           4,900
             50,000 Omnicare, Inc. company guaranty Ser. B, 8 1/8s, 2011                                     53,500
             40,000 Owens & Minor, Inc. company guaranty 8 1/2s, 2011                                        42,700
            101,000 PacifiCare Health Systems, Inc. company guaranty 10 3/4s, 2009                          108,323
             45,000 Rotech Healthcare, Inc. 144A sr. sub. notes 9 1/2s, 2012                                 44,325
              9,000 Service Corp. International notes 7.7s, 2009                                              8,685
              5,000 Service Corp. International notes 7.2s, 2006                                              4,850
             14,000 Service Corp. International notes 6 1/2s, 2008                                           13,090
            135,000 Service Corp. International notes 6s, 2005                                              131,288
             16,000 Service Corp. International notes Ser. (a), 7.7s, 2009                                   15,280
             60,000 Stewart Enterprises, Inc. notes 10 3/4s, 2008                                            65,250
             28,000 Tenet Healthcare Corp. sr. notes 6 1/2s, 2012                                            27,090
             46,000 Tenet Healthcare Corp. sr. notes 6 3/8s, 2011                                            44,390
             13,000 Tenet Healthcare Corp. sr. notes 5 3/8s, 2006                                            12,838
            100,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                             109,000
             77,000 Triad Hospitals, Inc. company guaranty Ser. B, 8 3/4s, 2009                              81,620
                                                                                                      -------------
                                                                                                          2,146,698

Homebuilding (0.9%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011                                     53,000
             10,000 D.R. Horton, Inc. company guaranty 8 1/2s, 2012                                          10,400
             50,000 D.R. Horton, Inc. company guaranty 8s, 2009                                              52,250
             20,000 D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                                 20,400
             35,000 Del Webb Corp. sr. sub. debs. 9 3/8s, 2009                                               36,838
             40,000 K. Hovnanian Enterprises, Inc. company guaranty 10 1/2s, 2007                            44,600
             15,000 K. Hovnanian Enterprises, Inc. company guaranty 8 7/8s, 2012                             15,225
             10,000 K. Hovnanian Enterprises, Inc. company guaranty 8s, 2012                                 10,225
             61,000 KB Home sr. sub. notes 9 1/2s, 2011                                                      66,033
             10,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                             10,419
             90,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                               100,350
             45,000 Schuler Homes, Inc. company guaranty 10 1/2s, 2011                                       48,825
             50,000 Toll Corp. company guaranty 8 1/8s, 2009                                                 52,000
              6,000 WCI Communities, Inc. company guaranty 10 5/8s, 2011                                      6,075
             50,000 WCI Communities, Inc. company guaranty 9 1/8s, 2012                                      46,750
                                                                                                      -------------
                                                                                                            573,390

Household Furniture and Appliances (0.2%)
-------------------------------------------------------------------------------------------------------------------
            135,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                  136,013

Lodging/Tourism (1.4%)
-------------------------------------------------------------------------------------------------------------------
              5,000 Capstar Hotel Co. sr. sub. notes 8 3/4s, 2007                                             3,000
            110,000 FelCor Lodging LP company guaranty 9 1/2s, 2008 (R)                                     101,200
             29,000 FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)                                      25,448
             83,000 Hilton Hotels Corp. notes 7 5/8s, 2012                                                   80,718
            295,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                              274,350
            108,000 HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                      101,520
             30,000 Host Marriott LP company guaranty Ser. G, 9 1/4s, 2007 (R)                               29,475
             30,000 Host Marriott LP sr. notes Ser. E, 8 3/8s, 2006 (R)                                      29,100
            110,000 John Q. Hammons Hotels LP/John Q. Hammons Hotels Finance
                    Corp. III 1st mtge. Ser. B, 8 7/8s, 2012                                                108,763
             56,000 Meristar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)                             44,940
             35,000 Starwood Hotels & Resorts Worldwide, Inc. 144A notes 7 7/8s, 2012                        33,950
             20,000 Starwood Hotels & Resorts Worldwide, Inc. 144A notes 7 3/8s, 2007                        19,600
                                                                                                      -------------
                                                                                                            852,064

Publishing (1.5%)
-------------------------------------------------------------------------------------------------------------------
             60,000 CanWest Media, Inc. sr. sub. notes 10 5/8s, 2011 (Canada)                                65,250
             80,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                        81,600
             40,000 Hollinger International Publishing, Inc. 144A sr. notes 9s, 2010                         41,800
             33,509 Hollinger Participation Trust 144A sr. notes 12 1/8s, 2010 (Canada) (PIK)                32,839
             30,000 Key3media Group, Inc. company guaranty 11 1/4s, 2011 (In default) (NON)                   1,200
             30,000 Mail-Well I Corp. company guaranty 9 5/8s, 2012                                          28,650
             40,000 PRIMEDIA, Inc. company guaranty 8 7/8s, 2011                                             38,200
             60,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                             56,400
            110,000 PRIMEDIA, Inc. company guaranty Ser. B, 8 1/2s, 2006                                    107,250
             50,000 Quebecor Media, Inc. sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 7/15/06), 2011 (Canada) (STP)                                                  35,000
            111,000 Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)                                   117,105
             69,000 RH Donnelley Finance Corp. I 144A sr. notes 8 7/8s, 2010                                 74,348
             82,000 RH Donnelley Finance Corp. I 144A sr. sub. notes 10 7/8s, 2012                           90,815
             60,000 Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009                                      61,800
             16,000 Vertis, Inc. 144A sr. notes 10 7/8s, 2009                                                16,480
             10,000 Von Hoffman Press, Inc. company guaranty 10 3/8s, 2007                                    8,550
             50,000 Von Hoffman Press, Inc. company guaranty 10 1/4s, 2009                                   49,000
             48,729 Von Hoffman Press, Inc. debs. 13 1/2s, 2009 (PIK)                                        31,674
                                                                                                      -------------
                                                                                                            937,961

Retail (1.3%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Amazon.com, Inc. sr. sub. notes stepped-coupon zero %
                    (10s, 5/1/03), 2008 (STP)                                                                92,475
             50,000 Asbury Automotive Group, Inc. company guaranty 9s, 2012                                  44,000
            100,000 Autonation, Inc. company guaranty 9s, 2008                                              104,000
             36,000 Gap, Inc. (The) notes 6.9s, 2007                                                         36,360
             35,000 Hollywood Entertainment Corp. sr. sub. notes 9 5/8s, 2011                                35,700
             35,000 J. Crew Operating Corp. 144A sr. sub. notes 10 3/8s, 2007                                32,375
              7,000 JC Penney Co., Inc. debs. 7.65s, 2016                                                     6,580
            180,000 JC Penney Co., Inc. notes 9s, 2012                                                      191,250
              5,000 JC Penney Co., Inc. notes 8s, 2010                                                        5,100
             25,000 NBTY, Inc. sr. sub. notes Ser. B, 8 5/8s, 2007                                           25,625
            160,000 Saks, Inc. company guaranty 8 1/4s, 2008                                                156,000
             40,000 United Auto Group, Inc. company guaranty 9 5/8s, 2012                                    38,500
                                                                                                      -------------
                                                                                                            767,965

Technology (1.6%)
-------------------------------------------------------------------------------------------------------------------
             55,000 AMI Semiconductor, Inc. 144A sr. sub. notes 10 3/4s, 2013                                54,450
             70,000 Fairchild Semiconductor International, Inc. company guaranty
                    10 3/8s, 2007                                                                            73,675
            144,000 Iron Mountain, Inc. company guaranty 8 5/8s, 2013                                       151,920
             20,000 Iron Mountain, Inc. company guaranty 8 1/8s, 2008 (Canada)                               20,200
            250,000 Lucent Technologies, Inc. debs. 6.45s, 2029                                             148,750
             35,000 Lucent Technologies, Inc. notes 7 1/4s, 2006                                             30,100
            100,000 Nortel Networks Corp. notes 6 1/8s, 2006 (Canada)                                        90,375
              1,000 ON Semiconductor Corp. 144A company guaranty 12s, 2008                                      845
             60,000 SCG Holding & Semiconductor Corp. company guaranty 12s, 2009                             34,200
             60,000 Seagate Technology Hdd Holdings company guaranty 8s,
                    2009 (Cayman Islands)                                                                    62,700
            110,000 Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                              107,250
             50,000 Unisys Corp. sr. notes 8 1/8s, 2006                                                      52,375
             18,000 Xerox Cap Europe PLC company guaranty 5 7/8s, 2004 (United Kingdom)                      17,640
             20,000 Xerox Corp. notes 5 1/2s, 2003                                                           19,875
             32,000 Xerox Corp. 144A sr. notes 9 3/4s, 2009                                                  33,040
             80,000 Xerox Credit Corp. sr. notes 6.1s, 2003                                                  79,200
                                                                                                      -------------
                                                                                                            976,595

Textiles (0.5%)
-------------------------------------------------------------------------------------------------------------------
             45,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008 (In default) (NON)                         900
              2,000 Levi Strauss & Co. notes 7s, 2006                                                         1,810
             86,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                               85,570
             67,000 Levi Strauss & Co. 144A sr. notes 12 1/4s, 2012                                          67,335
             37,000 Russell Corp. company guaranty 9 1/4s, 2010                                              40,145
             40,000 Tommy Hilfiger USA, Inc. company guaranty 6.85s, 2008                                    37,800
             20,000 Tommy Hilfiger USA, Inc. company guaranty 6 1/2s, 2003                                   20,000
             62,000 William Carter Holdings Co. (The) company guaranty Ser. B,
                    10 7/8s, 2011                                                                            68,355
                                                                                                      -------------
                                                                                                            321,915

Toys (0.2%)
-------------------------------------------------------------------------------------------------------------------
             65,000 Hasbro, Inc. notes 7.95s, 2003                                                           65,081
             70,000 Hasbro, Inc. notes 5.6s, 2005                                                            69,300
                                                                                                      -------------
                                                                                                            134,381

Transportation (0.9%)
-------------------------------------------------------------------------------------------------------------------
             96,410 Airbus Industries 144A sinking fund Ser. D, 12.266s, 2020                                 8,677
             46,000 Allied Holdings, Inc. company guaranty Ser. B, 8 5/8s, 2007                              33,120
            100,000 Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008                           46,000
             40,000 Delta Air Lines, Inc. notes 7.9s, 2009                                                   23,000
             40,000 Delta Air Lines, Inc. pass-through certificates Ser. 00-1, Class C,
                    7.779s, 2005                                                                             29,449
            130,000 Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008                          143,000
             80,000 Navistar International Corp. company guaranty Ser. B, 9 3/8s, 2006                       79,600
             60,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                                  51,900
             10,000 Northwest Airlines, Inc. company guaranty 8.52s, 2004                                     6,750
             50,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                   28,250
             80,000 Northwest Airlines, Inc. sr. notes 9 7/8s, 2007                                          43,600
             15,000 Transportation Manufacturing Operations, Inc. company guaranty
                    11 1/4s, 2009                                                                             9,450
             20,000 Travel Centers of America, Inc. company guaranty 12 3/4s, 2009                           21,400
             60,000 US Air, Inc. pass-through certificates Ser. 93A3, 10 3/8s, 2013
                    (In default) (NON)                                                                       15,000
                                                                                                      -------------
                                                                                                            539,196

Utilities & Power (1.4%)
-------------------------------------------------------------------------------------------------------------------
              1,000 AES Corp. (The) sr. notes 8 7/8s, 2011                                                      710
             40,000 AES Corp. (The) sr. notes 8 3/4s, 2008                                                   29,000
             80,000 Allegheny Energy Supply 144A bonds 8 1/4s, 2012                                          58,800
             20,000 Allegheny Energy, Inc. notes 7 3/4s, 2005                                                19,600
              5,000 ANR Pipeline Co. 144A sr. notes 8 7/8s, 2010                                              4,935
             10,000 Calpine Canada Energy Finance company guaranty 8 1/2s,
                    2008 (Canada)                                                                             4,875
             60,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                    32,700
             20,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                      9,200
              4,000 Calpine Corp. sr. notes 8 5/8s, 2010                                                      1,900
            198,000 Calpine Corp. sr. notes 8 1/2s, 2011                                                     95,040
             40,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                     17,900
             30,000 CMS Energy Corp. sr. notes 8.9s, 2008                                                    25,800
             20,000 CMS Energy Corp. sr. notes 8 1/2s, 2011                                                  16,600
              5,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                           4,725
             70,000 CMS Panhandle Holding Corp. sr. notes 6 1/2s, 2009                                       68,568
             20,000 Dynegy Holdings, Inc. sr. notes 6 7/8s, 2011                                             11,300
             35,000 Edison Mission Energy sr. notes 9 7/8s, 2011                                             19,425
             60,000 Midland Funding II Corp. debs. Ser. A, 11 3/4s, 2005                                     61,950
            175,000 Mission Energy Holding Co. sec. notes 13 1/2s, 2008                                      49,000
                173 Northeast Utilities notes Ser. A, 8.58s, 2006                                               195
             30,000 Northwest Pipeline Corp. 144A sr. notes 8 1/8s, 2010                                     30,750
             15,000 Sierra Pacific Resources notes 8 3/4s, 2005                                              13,800
              5,000 Southern Natural Gas. Co. 144A sr. notes 8 7/8s, 2010                                     4,936
            110,000 Tiverton/Rumford Power Associates, LP 144A pass-through
                    certificates 9s, 2018                                                                    66,000
             50,000 Western Resources, Inc. 1st mtge. 7 7/8s, 2007                                           52,063
             50,000 Western Resources, Inc. sr. notes 9 3/4s, 2007                                           50,750
             40,000 Williams Cos., Inc. (The) notes 9 1/4s, 2004                                             38,400
             48,000 Williams Cos., Inc. (The) notes Ser. A, 6 3/4s, 2006                                     42,240
             40,000 Williams Cos., Inc. (The) notes 6 1/2s, 2006                                             35,600
             15,000 Williams Holdings Of Delaware notes 6 1/2s, 2008                                         12,225
                                                                                                      -------------
                                                                                                            878,987
                                                                                                      -------------
                    Total Corporate Bonds and Notes (cost $30,769,312)                                  $27,028,809

CONVERTIBLE BONDS AND NOTES (35.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Communication Services (4.6%)
-------------------------------------------------------------------------------------------------------------------
           $810,000 American Tower Corp. cv. bonds 2 1/4s, 2009                                            $624,713
            380,000 Cybernet Internet Services International, Inc. 144A cv. sr. disc.
                    notes stepped-coupon zero % (13s, 8/15/04),
                    2009 (Denmark) (In default) (NON) (STP)                                                     380
            650,000 Echostar Communications Corp. cv. sub. notes 4 7/8s, 2007                               609,375
             52,000 Nextel Communications, Inc. cv. sr. notes 5 1/4s, 2010                                   42,055
            650,000 Nextel Communications, Inc. cv. sr. notes 4 3/4s, 2007                                  613,438
          2,420,000 United States Cellular Corp. cv. liquid yield option notes
                    (LYON) zero %, 2015                                                                     937,750
                                                                                                      -------------
                                                                                                          2,827,711

Communications Equipment (2.3%)
-------------------------------------------------------------------------------------------------------------------
          1,400,000 Avaya, Inc. cv. LYON zero %, 2021                                                       612,500
          1,240,000 Corning, Inc. cv. debs. zero %, 2015                                                    793,600
                                                                                                      -------------
                                                                                                          1,406,100

Computers (1.1%)
-------------------------------------------------------------------------------------------------------------------
            680,000 Quantum Corp. cv. sub. notes 7s, 2004                                                   649,400

Conglomerates (1.2%)
-------------------------------------------------------------------------------------------------------------------
          1,000,000 Tyco International, Ltd. Cv. LYON zero %, 2020 (Bermuda)                                747,500

Consumer Cyclicals (1.7%)
-------------------------------------------------------------------------------------------------------------------
          1,137,000 Tower Automotive, Inc. cv. sub. notes 5s, 2004                                        1,016,194

Consumer Staples (4.4%)
-------------------------------------------------------------------------------------------------------------------
          1,200,000 America Online, Inc. cv. sub. notes zero %, 2019                                        688,500
            940,000 CKE Restaurants, Inc. cv. sub. notes 4 1/4s, 2004                                       878,900
            400,000 Rite Aid Corp. cv. notes 4 3/4s, 2006                                                   337,500
            264,000 Rite Aid Corp. 144A cv. sr. notes 4 3/4s, 2006                                          222,750
            570,000 Standard Commercial Corp. cv. sub. debs. 7 1/4s, 2007                                   560,713
                                                                                                      -------------
                                                                                                          2,688,363

Electronics (4.6%)
-------------------------------------------------------------------------------------------------------------------
            880,000 Cypress Semiconductor Corp. cv. sub. notes 4s, 2005                                     756,800
            350,000 S3, Inc. cv. sub. notes 5 3/4s, 2003                                                     57,313
          1,130,000 Sanmina Corp. cv. sub. debs. zero %, 2020                                               494,375
          1,900,000 Solectron Corp. cv. LYON zero %, 2020                                                 1,168,500
            650,000 Solectron Corp. cv. LYON zero %, 2020                                                   347,750
                                                                                                      -------------
                                                                                                          2,824,738

Energy (0.9%)
-------------------------------------------------------------------------------------------------------------------
            600,000 Parker Drilling Co. cv. sub. bonds 5 1/2s, 2004                                         572,250

Financial (2.6%)
-------------------------------------------------------------------------------------------------------------------
          1,170,000 E(*)Trade Group, Inc. cv. sub. notes 6s, 2007                                           909,675
            900,000 Providian Financial Corp. cv. sr. notes 3 1/4s, 2005                                    688,500
                                                                                                      -------------
                                                                                                          1,598,175

Health Care (3.4%)
-------------------------------------------------------------------------------------------------------------------
             40,000 DaVita, Inc. cv. sub. notes 7s, 2009                                                     40,450
          2,080,000 Elan Finance Corp., Ltd. cv. LYON zero %, 2018 (Bermuda)                              1,118,000
            168,000 Healthsouth Corp. cv. sub. debs. 3 1/4s, 2003                                           167,160
             65,000 Province Healthcare Co. cv. sub. notes 4 1/2s, 2005                                      58,175
            760,000 Service Corp. International cv. sub. notes 6 3/4s, 2008                                 664,050
                                                                                                      -------------
                                                                                                          2,047,835

Lodging/Tourism (0.5%)
-------------------------------------------------------------------------------------------------------------------
            365,000 Capstar Hotel Co. cv. sub. notes 4 3/4s, 2004                                           292,000

Retail (1.3%)
-------------------------------------------------------------------------------------------------------------------
            750,000 Amazon.com, Inc. cv. sub. debs. 4 3/4s, 2009                                            611,250
NLG         401,000 Koninklijke Ahold NV cv. sub. notes 3s, 2003 (Netherlands)                              157,850
                                                                                                      -------------
                                                                                                            769,100

Software (1.4%)
-------------------------------------------------------------------------------------------------------------------
           $801,000 Aspen Technology, Inc. cv. sub. debs. 5 1/4s, 2005                                      604,755
            416,000 Peregrine Systems, Inc. cv. sub. notes 5 1/2s, 2007 (In default) (NON)                  230,880
                                                                                                      -------------
                                                                                                            835,635

Technology (2.0%)
-------------------------------------------------------------------------------------------------------------------
          1,900,000 Xerox Corp. cv. sub. debs. 0.57s, 2018                                                1,218,375

Technology Services (1.8%)
-------------------------------------------------------------------------------------------------------------------
            850,000 Safeguard Scientifics, Inc. cv. sub. notes 5s, 2006                                     599,250
             86,000 Safeguard Scientifics, Inc. 144A cv. sub. notes 5s, 2006                                 60,630
            600,000 Silicon Graphics Corp. cv. sr. notes 5 1/4s, 2004                                       425,250
                                                                                                      -------------
                                                                                                          1,085,130

Utilities & Power (1.6%)
-------------------------------------------------------------------------------------------------------------------
            900,000 El Paso Corp. cv. debs. zero %, 2021                                                    306,000
            324,000 Sierra Pacific Resources 144A cv. notes 7 1/4s, 2010                                    322,785
            280,000 XCEL Energy, Inc. 144A cv. notes 7 1/2s, 2007                                           346,850
                                                                                                      -------------
                                                                                                            975,635
                                                                                                      -------------
                    Total Convertible Bonds and Notes (cost $20,441,845)                                $21,554,141

CONVERTIBLE PREFERRED STOCKS (13.7%) (a)
NUMBER OF SHARES                                                                                              VALUE
Basic Materials (3.1%)
-------------------------------------------------------------------------------------------------------------------
             42,270 Freeport-McMoRan Copper & Gold, Inc. $1.75 cum. cv. pfd.                               $861,251
              1,273 Hercules Trust II 6.50% units cum. cv. pfd.                                             735,794
             14,320 Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv. pfd.                               288,190
                 90 Weirton Steel Corp. Ser. C, zero % cv. pfd.                                                  23
                                                                                                      -------------
                                                                                                          1,885,258

Capital Goods (1.9%)
-------------------------------------------------------------------------------------------------------------------
             24,670 Owens-Illinois, Inc. $2.375 cv. pfd.                                                    579,745
             18,800 TXI Capital Trust I $2.75 cv. pfd.                                                      578,100
                                                                                                      -------------
                                                                                                          1,157,845

Communication Services (--%)
-------------------------------------------------------------------------------------------------------------------
              2,551 Global Crossing, Ltd. 6.75% cum. cv. pfd. (Bermuda) (In default) (NON)                       26

Consumer Cyclicals (--%)
-------------------------------------------------------------------------------------------------------------------
                200 Interact Electronic Marketing, Inc. 14.00% cum. cv. pfd. (In default) (NON)                  $2

Consumer Staples (0.9%)
-------------------------------------------------------------------------------------------------------------------
                166 Knology, Inc. 144A Ser. D, zero % cv. pfd.                                                   83
             15,900 Sinclair Broadcast Group, Inc. Ser. D, $3.00 cv. pfd.                                   566,438
                                                                                                      -------------
                                                                                                            566,521

Energy (--%)
-------------------------------------------------------------------------------------------------------------------
                115 XCL, Ltd. 144A Ser. A, 9.50% cum. cv. pfd. (In default) (NON) (PIK)                          29

Financial (3.0%)
-------------------------------------------------------------------------------------------------------------------
             19,750 Capital One Financial Corp. $3.125 cv. pfd.                                             575,219
             26,300 FelCor Lodging Trust, Inc. Ser. A, zero % cum. cv. pfd. (R)                             427,375
             14,820 Host Marriott Financial Trust $3.375 cv. pfd.                                           490,913
             10,720 Provident Finance Group $2.25 units cv. pfd.                                            306,860
                                                                                                      -------------
                                                                                                          1,800,367

Technology (2.0%)
-------------------------------------------------------------------------------------------------------------------
                750 Lucent Technologies, Inc. 8.00% cv. pfd.                                                630,000
             13,600 Titan Capital Trust $2.875 cum. cv. pfd.                                                586,500
                                                                                                      -------------
                                                                                                          1,216,500

Utilities & Power (2.8%)
-------------------------------------------------------------------------------------------------------------------
              9,300 El Paso Corp. $4.50 cv. pfd.                                                            218,550
             13,700 El Paso Energy Capital Trust I $2.375 cv. pfd.                                          243,175
             14,000 ONEOK, Inc. $2.063 units cv. pfd.                                                       355,250
              5,640 Public Service Enterprise Group, Inc. $5.125 cv. pfd.                                   292,575
             25,800 Sempra Energy $2.063 units cv. pfd.                                                     612,750
                                                                                                      -------------
                                                                                                          1,722,300
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $9,380,836)                                 $8,348,848

COMMON STOCKS (0.8%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
             90,000 AMRESCO Creditor Trust (NON) (R)                                                         $6,660
                208 Arch Wireless, Inc. (NON)                                                                   437
              1,948 Aurora Foods, Inc. (NON)                                                                    857
            280,214 Contifinancial Corp. Liquidating Trust Units                                              6,305
              1,401 Covad Communications Group, Inc. (NON)                                                      869
                 20 Delta Funding Residual Exchange Co., LLC                                                  3,890
                 20 Delta Funding Residual Management, Inc. (NON)                                                 1
              1,401 Equinix, Inc. (NON)                                                                       4,833
              1,379 Fitzgeralds Gaming Corp. (NON)                                                               14
                175 FLAG Telecom Group, Ltd. (Bermuda) (NON)                                                  2,100
              1,834 Globix Corp. (NON)                                                                        4,585
                 88 Mariner Health Care, Inc. (NON)                                                             660
                147 Mediq, Inc. (NON)                                                                            15
                 26 Metrocall Holdings, Inc. (NON)                                                               26
             80,000 Morrison Knudsen Corp. (NON)                                                              3,200
              4,741 Pioneer Cos., Inc. (NON)                                                                 14,223
                220 PSF Group Holdings, Inc. 144A Class A (NON)                                             385,437
                115 RCN Corp. (NON)                                                                              91
                 25 Sterling Chemicals, Inc. (NON)                                                              600
                100 Sun Healthcare Group, Inc. (NON)                                                             28
             13,742 VS Holdings, Inc. (NON)                                                                  20,613
                156 Washington Group International, Inc. (NON)                                                2,315
              1,627 WilTel Communications, Inc. (NON)                                                        22,566
                                                                                                      -------------
                    Total Common Stocks (cost $2,106,947)                                                  $480,325

PREFERRED STOCKS (0.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              7,510 Diva Systems Corp. Ser. C, 6.00% cum. pfd.                                                  $75
                  4 Dobson Communications Corp. 12.25% pfd. (PIK)                                             2,478
                 22 Metrocall Holdings, Inc. Ser. A, 15.00% cum. pfd.                                             2
                 31 Nextel Communications, Inc. Ser. E, 11.125% pfd. (PIK)                                   31,310
                  1 NTL Europe, Inc. Ser. A, zero % cum. pfd.                                                     4
                 22 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                      149,600
                163 Rural Cellular Corp. 12.25% pfd. (PIK)                                                   45,295
                                                                                                      -------------
                    Total Preferred Stocks (cost $405,642)                                                 $228,764

UNITS (0.1%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
                250 Australis Media, Ltd. units 15 3/4s, 2003 (Australia) (In default) (NON)                    $25
                 27 MDP Acquisitions PLC 144A units 15 1/2s, 2013 (Ireland) (PIK)                            29,295
                200 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                    60,000
                600 XCL, Ltd. 144A 9.50% units cum. cv. pfd. (In default) (NON) (PIK)                           150
                                                                                                      -------------
                    Total Units (cost $530,992)                                                             $89,470

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            $50,000 Colombia (Republic of) unsub. 9 3/4s, 2009                                              $50,250
             80,000 Ecuador (Republic of) bonds stepped-coupon Ser. REGS, 6s
                    (7s, 8/15/03), 2030 (STP)                                                                38,800
                                                                                                      -------------
                    Total Foreign Government Bonds and Notes (cost $73,468)                                 $89,050

BRADY BONDS (0.1%) (a) (cost $30,697)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            $50,000 Peru (Republic of) coll. FLIRB Ser. 20YR, 4s, 2017                                      $37,815

WARRANTS (--%) (a) (NON)                                                                  EXPIRATION
NUMBER OF WARRANTS                                                                        DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
                 70 Birch Telecommunications, Inc. 144A                                   6/15/08                $1
                130 Dayton Superior Corp. 144A                                            6/15/09                33
                315 Diva Systems Corp. 144A                                               1/1/10                  3
                579 Diva Systems Corp. 144A                                               3/1/08                  6
                 90 Horizon PCS, Inc.                                                     10/1/10                 1
                 90 Insilco Holding Co.                                                   8/15/08                 1
                200 Interact Systems, Inc.                                                8/1/03                  1
                200 Interact Systems, Inc. 144A                                           12/15/09                2
                130 iPCS, Inc. 144A                                                       7/15/10                33
                 34 IWO Holdings, Inc.                                                    1/15/11                 9
                 60 Pliant Corp. 144A                                                     6/1/10                300
                 79 Solutia, Inc. 144A                                                    7/15/09                94
                251 Sun Healthcare Group, Inc.                                            2/28/05                 1
                180 Travel Centers of America, Inc. 144A                                  5/1/09              1,800
                200 Ubiquitel, Inc. 144A                                                  4/15/10                 1
                400 Verado Holdings, Inc. 144A                                            4/15/08                 4
                 95 Washington Group International, Inc. Ser. A                           1/25/06                71
                110 Washington Group International, Inc. Ser. B                           1/25/06                55
                 59 Washington Group International, Inc. Ser. C                           1/25/06                30
                                                                                                      -------------
                    Total Warrants (cost $84,130)                                                            $2,446

SHORT-TERM INVESTMENTS (4.8%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
             $1,364 Short-term investments held as collateral for loaned securities with yields ranging from 1.26% to 1.38% and due dates
                    ranging from March 3, 2003 to April 23, 2003 (d)                                         $1,363
          2,889,598 Short-term investments held in Putnam commingled cash account with yields ranging from 1.23% to 1.69% and due
                    dates ranging from March 3, 2003 to April 23, 2003 (d)                                2,889,598
                                                                                                      -------------
                    Total Short-Term Investments (cost $2,890,961)                                       $2,890,961
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $66,714,830)                                                $60,750,629
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $60,837,467.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

  (R) Real Estate Investment Trust.

  (d) See Note 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at February 28, 2003, which are subject to change based on terms of the security.

------------------------------------------------------------------------------
Forward Currency Contracts to Sell at February 28, 2003
                            Market    Aggregate Face    Delivery    Unrealized
                            Value         Value           Date    Depreciation
------------------------------------------------------------------------------
Euro                       $59,118       $59,063        6/18/03       $(55)
------------------------------------------------------------------------------
Credit Default Contracts Outstanding at February 28, 2003
(premiums received $266,161)
                                                     Notional        Market
                                                      Amount         Value
------------------------------------------------------------------------------
Agreement with JPMorgan
Chase Bank effective
May 14, 2002, maturing on
May 15, 2007, to
receive a premium
equal to 17.171%
times the
notional amount.
For each credit
default event
related to one of
the 100 issues
within the HYDI
100 8.75%,
5/15/07 Bond
Index, the fund
makes a payment
of the
proportional
notional amount
times the
difference
between the par
value and the
then-market value
of the defaulted
issue.                                             $1,550,060      $400,846
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
February 28, 2003
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $960 of securities
on loan (identified cost $66,714,830) (Note 1)                                  $60,750,629
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                           908,765
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                      617,740
-------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                               365
-------------------------------------------------------------------------------------------
Total assets                                                                     62,277,499

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                      5,250
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                               386,073
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                    384,401
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        197,325
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           21,589
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        20,458
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          1,132
-------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                                     55
-------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                                1,197
-------------------------------------------------------------------------------------------
Credit default contracts outstanding, at value (premiums
received $266,161) (Note 1)                                                         400,846
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                    1,363
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               20,343
-------------------------------------------------------------------------------------------
Total liabilities                                                                 1,440,032
-------------------------------------------------------------------------------------------
Net assets                                                                      $60,837,467

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                        $92,474,693
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                          (292,638)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                                  (25,245,353)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                                (6,099,235)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding       $60,837,467

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value per share ($60,837,467 divided by 3,712,567 shares)                  $16.39
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended February 28, 2003
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                         $4,343,715
-------------------------------------------------------------------------------------------
Dividends                                                                           865,849
-------------------------------------------------------------------------------------------
Securities lending                                                                      431
-------------------------------------------------------------------------------------------
Total investment income                                                           5,209,995

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    824,221
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      142,252
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     9,899
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      5,937
-------------------------------------------------------------------------------------------
Other                                                                               124,164
-------------------------------------------------------------------------------------------
Total expenses                                                                    1,106,473
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (22,745)
-------------------------------------------------------------------------------------------
Net expenses                                                                      1,083,728
-------------------------------------------------------------------------------------------
Net investment income                                                             4,126,267
-------------------------------------------------------------------------------------------
Net realized loss on investments  (Notes 1 and 3)                                (8,144,466)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (1,014)
-------------------------------------------------------------------------------------------
Net realized loss on credit default contracts (Note 1)                              (28,843)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in foreign
currencies during the year                                                             (349)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and credit default
contracts during the year                                                         4,237,642
-------------------------------------------------------------------------------------------
Net loss on investments                                                          (3,937,030)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $189,237
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                             Year ended February 28
                                                                      ---------------------------------
                                                                             2003                  2002
-------------------------------------------------------------------------------------------------------
Decrease in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                  $4,126,267            $4,343,591
-------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                           (8,174,323)          (10,300,550)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                            4,237,293             2,153,226
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                                189,237            (3,803,733)
-------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------------------------------
  From net investment income                                           (4,543,767)           (4,543,812)
-------------------------------------------------------------------------------------------------------
Total decrease in net assets                                           (4,354,530)           (8,347,545)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of year                                                      65,191,997            73,539,542
-------------------------------------------------------------------------------------------------------
End of year (including distributions in excess
of net investment income of $292,638
and $152,399, respectively)                                           $60,837,467           $65,191,997
-------------------------------------------------------------------------------------------------------

Number of fund shares
-------------------------------------------------------------------------------------------------------
Shares outstanding at beginning and end of year                         3,712,567             3,712,567
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)
-----------------------------------------------------------------------------------------------------
                                                                               Year         Year
Per-share                                                                     ended        ended
operating performance                      Year ended February 28          February 29  February 28
-----------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $17.56       $19.81       $24.03       $22.93       $27.57
-----------------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------------
Net investment income (a)               1.11         1.17         1.33         1.38         1.86
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.06)       (2.20)       (3.69)        1.81        (3.69)
-----------------------------------------------------------------------------------------------------
Total from
investment operations                    .05        (1.03)       (2.36)        3.19        (1.83)
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                      (1.22)       (1.22)       (1.58)       (1.73)       (1.91)
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --         (.28)        (.36)        (.90)
-----------------------------------------------------------------------------------------------------
Total distributions                    (1.22)       (1.22)       (1.86)       (2.09)       (2.81)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $16.39       $17.56       $19.81       $24.03       $22.93
-----------------------------------------------------------------------------------------------------
Market price,
end of period                         $15.73       $16.55       $18.88       $18.75       $22.50
-----------------------------------------------------------------------------------------------------
Total return
at market price (%)(b)                  2.77        (5.95)       11.00        (7.49)       (7.47)
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $60,837      $65,192      $73,540      $89,214      $85,134
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.81         1.78         1.72         1.71         1.78
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               6.75         6.34         6.13         5.89         7.31
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                111.75       116.87        99.42        65.85        56.58
-----------------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset and brokerage services arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
February 28, 2003

Note 1
Significant accounting policies

Putnam High Income Opportunities Trust, formerly known as Putnam Convertible Opportunities and Income Trust, (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund seeks high current income as a principal objective and capital appreciation as a secondary objective by investing principally in a diversified portfolio of fixed-income securities rated below investment-grade and comparable unrated securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships, generally recognized by institutional traders, between securities. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Forward currency contracts outstanding at period end are listed after The fund's portfolio.

G) Credit default contracts The fund may engage in credit default contracts where one party, the protection buyer, makes an upfront payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment as a result of a credit event related to a specified security or index. The upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recorded, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Credit default contracts outstanding at period end are listed after The fund's portfolio.

H) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A.. The fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At February 28, 2003, the value of securities loaned amounted to $960. The fund received cash collateral of $1,363, which is pooled with collateral of other Putnam funds into 28 issuers of high-grade short-term investments.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At February 28, 2003, the fund had a capital loss carryover of approximately $24,223,000 available to the extent allowed by tax law to offset future net capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
    $1,976,000    February 28, 2009
    12,456,000    February 28, 2010
     9,791,000    February 28, 2011

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending February 29, 2004 approximately $910,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, dividends payable, defaulted bond interest and interest on payment-in-kind securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended February 28, 2003, the fund reclassified $277,261 to decrease distributions in excess of net investment income and $2,476 to decrease paid-in-capital, with an increase to accumulated net realized losses of $274,785.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation                                  $3,540,477
Unrealized depreciation                                  (9,707,834)
                                               --------------------
Net unrealized depreciation                              (6,167,357)
Undistributed ordinary income                               515,668
Capital loss carryforward                               (24,223,365)
Post-October loss                                          (910,117)
Cost for federal income
tax purposes                                            $66,917,986

Note 2
Management fee, administrative services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the annual rate of 1.10% of the average weekly net assets. The fund also compensates Putnam Management quarterly for administrative services provided based on the average net assets of the fund. Such administrative fees are based on an annual rate of 0.25% of the average weekly net assets of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At February 28, 2003, the payable to the subcustodian bank represents the amount due for cash advanced for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the year ended February 28, 2003, the fund's expenses were reduced by $22,745 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $534 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan"), which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the year ended February 28, 2003, cost of purchases and proceeds from sales of investment securities other than short- term investments aggregated $63,259,553 and $64,792,566, respectively. There were no purchases and sales of U.S. government obligations.


FEDERAL TAX INFORMATION
(Unaudited)

The fund has designated 18.75% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2004 will show the tax status of all distributions paid to your account in calendar 2003.



TRUSTEES

Name, Address, 1 Date of Birth,
Position(s) Held with Fund
and Length of Service              Principal Occupation(s)
as a Putnam Fund Trustee 2         During Past 5 Years           Other Directorships Held by Trustee
-------------------------------------------------------------------------------------------------------
Jameson A. Baxter (9/6/43),        President, Baxter             Director of ASHTA Chemicals, Inc.,
Trustee since 1994                 Associates, Inc.              Banta Corporation (a printing and
                                   (a consulting and             digital imaging firm), Ryerson Tull,
                                   private investments           Inc. (a steel service corporation),
                                   firm)                         Advocate Health Care, and the
                                                                 National Center for Nonprofit Boards.
                                                                 Chairman Emeritus of the Board of
                                                                 Trustees, Mount Holyoke College.
                                                                 Until 2002, Mrs. Baxter was a
                                                                 director of Intermatic Corporation,
                                                                 a manufacturer of energy control
                                                                 products. Also held various positions
                                                                 in investment banking and corporate
                                                                 finance, including Vice President and
                                                                 principal of the Regency Group and
                                                                 Vice President and consultant to First
                                                                 Boston Corp.

Charles B. Curtis (4/27/40),       President and Chief           Member of the Council on Foreign
Trustee since 2001                 Operating Officer,            Relations and the Trustee Advisory
                                   Nuclear Threat                Council of the Applied Physics
                                   Initiative (a private         Laboratory at Johns Hopkins
                                   foundation dealing            University. Until 2003, Mr. Curtis
                                   with national security        was a member of the Electric Power
                                   issues), also serves as       Research Institute Advisory Council,
                                   Senior Advisor to the         and the University of Chicago Board
                                   United Nations                of Governors for Argonne National
                                   Foundation                    Laboratory. Prior to 2002, Mr. Curtis
                                                                 was a member of the Board of
                                                                 Directors of the Gas Technology
                                                                 Institute and the Board of Directors
                                                                 of the Environment and Natural
                                                                 Resources Program Steering
                                                                 Committee, John F. Kennedy School
                                                                 of Government, Harvard University.
                                                                 Until 2001, Mr. Curtis was a Member
                                                                 of the Department of Defense's Policy
                                                                 Board and Director of EG&G
                                                                 Technical Services, Inc. (fossil energy
                                                                 research and development support).
                                                                 Prior to May 1997, Mr. Curtis was
                                                                 Deputy Secretary of Energy. He
                                                                 served as Chairman of the Federal
                                                                 Energy Regulatory Commission from
                                                                 1977 to 1987 and has held positions
                                                                 on the staff of the U.S. House of
                                                                 Representatives, the U.S. Treasury
                                                                 Department, and the Securities and
                                                                 Exchange Commission. Mr. Curtis is
                                                                 also a lawyer with over 15 years
                                                                 of experience.

John A. Hill (1/31/42),            Vice-Chairman and             Director of Devon Energy
Trustee since 1985 and             Managing Director,            Corporation (formerly known as
Chairman since 2000                First Reserve                 Snyder Oil Corporation),
                                   Corporation                   TransMontaigne Oil Company,
                                   (a registered investment      Continuum Health Partners of
                                   advisor investing in          New York, Sarah Lawrence College,
                                   companies in the              and various private companies owned
                                   world-wide energy             by First Reserve Corporation.
                                   industry on behalf of         Trustee of TH Lee, Putnam
                                   institutional investors)      Investment Trust (a closed-end
                                                                 investment company). Prior to
                                                                 acquiring First Reserve in 1983,
                                                                 Mr. Hill held executive positions with
                                                                 several advisory firms and various
                                                                 positions with the federal government,
                                                                 including Associate Director of the
                                                                 Office of Manage ment and Budget
                                                                 and Deputy Director of the Federal
                                                                 Energy Administration.

Ronald J. Jackson                  Private investor              Former Chairman, President, and
(12/17/43),                                                      Chief Executive Officer of Fisher-
Trustee since 1996                                               Price, Inc. (a toy manufacturer).
                                                                 Previously served as President and
                                                                 Chief Executive Officer of Stride-Rite,
                                                                 Inc. and Kenner Parker Toys. Also
                                                                 held financial and marketing positions
                                                                 with General Mills, Parker Brothers,
                                                                 and Talbots. President of the
                                                                 Kathleen and Ronald J. Jackson
                                                                 Foundation (charitable trust). Member
                                                                 of the Board of Overseers of WGBH
                                                                 (public television and radio). Member
                                                                 of the Board of Overseers of the
                                                                 Peabody Essex Museum.

Paul L. Joskow (6/30/47),          Elizabeth and James           Director, National Grid Transco
Trustee since 1997                 Killian Professor of          (formerly National Grid Group,
                                   Economics and                 a UK-based holding company
                                   Management and                with interests in electric and gas
                                   Director of the Center        transmission and distribution and
                                   for Energy and                telecommunications infrastructure),
                                   Environmental Policy          and the Whitehead Institute for
                                   Research, Massachusetts       Biomedical Research (a non-profit
                                   Institute of Technology       research institution). President of the
                                                                 Yale University Council. Prior to
                                                                 February 2002, March 2000, and
                                                                 September 1998, Dr. Joskow was a
                                                                 Director of State Farm Indemnity
                                                                 Company (an automobile insurance
                                                                 company), Director of New England
                                                                 Electric System (a public utility
                                                                 holding company) and a consultant
                                                                 to National Economic Research
                                                                 Associates, respectively.

Elizabeth T. Kennan                Chairman, Cambus-             Director, Northeast Utilities, and
(2/25/38),                         Kenneth Bloodstock (a         Talbots (a distributor of women's
Trustee since 1992                 limited liability company     apparel). Trustee of Centre College.
                                   involved in thoroughbred      Prior to 2001, Dr. Kennan was a
                                   horse breeding and            member of the Oversight Committee
                                   farming), President           of Folger Shakespeare Library.
                                   Emeritus of Mount             Prior to September 2000, June 2000,
                                   Holyoke College               and November 1999, Dr. Kennan
                                                                 was a Director of Chastain Real
                                                                 Estate, Bell Atlantic, and Kentucky
                                                                 Home Life Insurance, respectively.
                                                                 Prior to 1995, Dr. Kennan was a
                                                                 Trustee of Notre Dame University.
                                                                 For 12 years, she was on the faculty
                                                                 of Catholic University.

John H. Mullin, III                Chairman and CEO              Director Alex. Brown Realty, Inc.,
(6/15/41),                         of Ridgeway Farm              Sonoco Products, Inc. (a packaging
Trustee since 1997                 (a limited liability          company), The Liberty Corporation
                                   company engaged in            (a company engaged in the
                                   timber and farming)           broadcasting industry), and Progress
                                                                 Energy, Inc. (a utility company,
                                                                 formerly known as Carolina Power
                                                                 & Light). Trustee Emeritus of
                                                                 Washington & Lee University. Prior
                                                                 to October 1997, January 1998, and
                                                                 May 2001, Mr. Mullin was a Director
                                                                 of Dillon, Read & Co. Inc.,
                                                                 The Ryland Group, Inc., and
                                                                 Graphic Packaging International
                                                                 Corp., respectively.

Robert E. Patterson                Senior Partner of Cabot       Chairman of the Joslin Diabetes
(3/15/45),                         Properties, L.P. and          Center, Trustee of SEA Education
Trustee since 1984                 Chairman of Cabot             Association, and Director of
                                   Properties, Inc.              Brandywine Trust Company (a trust
                                                                 company). Prior to February 1998,
                                                                 Mr. Patterson was Executive Vice
                                                                 President and Director of
                                                                 Acquisitions of Cabot Partners
                                                                 Limited Partnership. Prior to
                                                                 December 2001, Mr. Patterson was
                                                                 President and Trustee of Cabot
                                                                 Industrial Trust (publicly traded real
                                                                 estate investment trust). Prior to
                                                                 1990, Mr. Patterson was Executive
                                                                 Vice President of Cabot, Cabot &
                                                                 Forbes Realty Advisors, the
                                                                 predecessor of Cabot Partners, and
                                                                 prior to that was Senior Vice
                                                                 President of the Beal Companies.

W. Thomas Stephens                 Corporate Director            Director of Xcel Energy Incorporated
(9/2/42),                                                        (public utility company), TransCanada
Trustee since 1997                                               Pipelines, Norske Canada, Inc.
                                                                 (paper manufacturer), and Qwest
                                                                 Communications (communications
                                                                 company). Until 2003, Mr. Stephens
                                                                 was a Director of Mail-Well, a
                                                                 printing and envelope company.
                                                                 Prior to July 2001 and October 1999,
                                                                 Mr. Stephens was Chairman of Mail-
                                                                 Well and MacMillan-Bloedel (forest
                                                                 products company). Prior to 1996,
                                                                 Mr. Stephens was Chairman and
                                                                 Chief Executive Officer of
                                                                 Johns Manville.

W. Nicholas Thorndike              Director of various           Trustee of Northeastern University and
(3/28/33),                         corporations and              Honorary Trustee of Massachusetts
Trustee since 1992                 charitable organizations,     General Hospital. Prior to
                                   including Courier             September 2000, April 2000, and
                                   Corporation (a book           December 2001, Mr. Thorndike was
                                   manufacturer and              a Director of Bradley Real Estate,
                                   publisher) and                Inc., a Trustee of Eastern Utilities
                                   Providence Journal Co.        Associates, and a Trustee of Cabot
                                   (a newspaper publisher)       Industrial Trust, respectively.
                                                                 Previously served as Chairman of the
                                                                 Board and managing partner of
                                                                 Wellington Management/Thorndike
                                                                 Doran Paine & Lewis, and Chairman
                                                                 and Director of Ivest Fund.

Lawrence J. Lasser*                President and Chief           Director of Marsh & McLennan
(11/1/42),                         Executive Officer of          Companies, Inc. and the United Way
Trustee since 1992                 Putnam Investments            of Massachusetts Bay. Member of the
Vice President since 1981          and Putnam                    Board of Governors of the Investment
                                   Management                    Company Institute, Trustee of the
                                                                 Museum of Fine Arts, Boston, a
                                                                 Trustee and Member of the Finance
                                                                 and Executive Committees of Beth
                                                                 Israel Deaconess Medical Center,
                                                                 Boston, and a Member of the
                                                                 CareGroup Board of Managers
                                                                 Investment Committee, the Council
                                                                 on Foreign Relations, and the
                                                                 Commercial Club of Boston.

George Putnam, III*                President, New                Director of The Boston Family
(8/10/51),                         Generation Research,          Office, L.L.C. (registered investment
Trustee since 1984 and             Inc. (a publisher of          advisor), Trustee of St. Mark's
President since 2000               financial advisory and        School, and Trustee of Shore
                                   other research services       Country Day School. Until 2002,
                                   relating to bankrupt and      Mr. Putnam was a Trustee of the
                                   distressed companies)         SEA Education Association.
                                   and New Generation            Previously, Mr. Putnam was an
                                   Advisers, Inc.                attorney with the firm of Dechert
                                   (a registered                 Price & Rhoads.
                                   investment adviser)

A.J.C. Smith* (4/13/34),           Director of Marsh &           Director of Trident Corp. (a limited
Trustee since 1986                 McLennan                      partnership with over 30 institutional
                                   Companies, Inc.               investors). Trustee of the Carnegie
                                                                 Hall Society, the Educational
                                                                 Broadcasting Corporation and the
                                                                 National Museums of Scotland.
                                                                 Chairman of the Central Park
                                                                 Conservancy. Member of the Board
                                                                 of Overseers of the Joan and
                                                                 Sanford I. Weill Graduate School
                                                                 of Medical Sciences of Cornell
                                                                 University. Fellow of the Faculty of
                                                                 Actuaries in Edinburgh, the
                                                                 Canadian Institute of Actuaries, and
                                                                 the Conference of Actuaries.
                                                                 Associate of the Society of Actuaries.
                                                                 Member of the American Actuaries,
                                                                 the International Actuarial
                                                                 Association and the International
                                                                 Association of Consulting Actuaries.
                                                                 Prior to May 2000 and November
                                                                 1999, Mr. Smith was Chairman and
                                                                 CEO, respectively, of Marsh &
                                                                 McLennan Companies, Inc.
--------------------------------------------------------------------------------------------------------
1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of February 28, 2003,
  there were 101 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, Putnam Retail Management or Marsh & McLennan Companies, Inc.,
  the parent company of Putnam LLC and its affiliated companies. Messrs. Putnam, III, Lasser and Smith are deemed "interested persons" by virtue of their positions as officers or shareholders of the fund or Putnam Management, Putnam Retail Management or Marsh & McLennan Companies, Inc. George Putnam, III
  is the President of your fund and each of the other Putnam funds. Lawrence J. Lasser is the President and Chief Executive Officer of Putnam Investments and Putnam Management. Mr. Lasser and Mr. Smith
  serve as Directors of Marsh & McLennan Companies, Inc.




OFFICERS

In addition to George Putnam, III and Lawrence J. Lasser, the other officers of the fund are shown below:

Name, Address, 1 Date of Birth,    Length of Service with
Position(s) Held with Fund         the Putnam Funds              Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Charles E. Porter                  Since 1989                    Managing Director, Putnam Investments
(7/26/38), Executive Vice                                        and Putnam Management
President, Treasurer and
Principal Financial Officer

Patricia C. Flaherty               Since 1993                    Senior Vice President, Putnam Investments
(12/1/46), Senior Vice                                           and Putnam Management
President

Karnig H. Durgarian                Since 2002                    Senior Managing Director, Putnam
(1/13/56), Vice President and                                    Investments
Principal Executive Officer

Steven D. Krichmar                 Since 2002                    Managing Director, Putnam Investments.
(6/27/58), Vice President and                                    Prior to July 2001, Partner,
Principal Financial Officer                                      PricewaterhouseCoopers LLP

Michael T. Healy                   Since 2000                    Managing Director, Putnam Investments
(1/24/58), Assistant Treasurer
and Principal Accounting
Officer

Brett C. Browchuk                  Since 1994                    Managing Director, Putnam Investments
(2/27/63), Vice President                                        and Putnam Management

Charles E. Haldeman, Jr.           Since 2002                    Senior Managing Director, Putnam
(10/29/48), Vice President                                       Investments and Putnam Management.
                                                                 Prior to October 2002, Chief Executive
                                                                 Officer, Lincoln National Investment
                                                                 Companies; prior to January 2000,
                                                                 President and Chief Operating Officer,
                                                                 United Asset Management.

Richard G. Leibovitch              Since 1999                    Managing Director, Putnam Investments
(10/31/63), Vice President                                       and Putnam Management. Prior to
                                                                 February 1999, Managing Director,
                                                                 J.P. Morgan

Beth S. Mazor                      Since 2002                    Senior Vice President, Putnam Investments
(4/6/58), Vice President

Richard A. Monaghan                Since 1998                    Senior Managing Director, Putnam
(8/25/54), Vice President                                        Investments and Putnam Retail
                                                                 Management. Prior to November 1998,
                                                                 Managing Director, Merrill Lynch

Stephen M. Oristaglio              Since 1998                    Senior Managing Director, Putnam
(8/21/55), Vice President                                        Investments and Putnam Management.
                                                                 Prior to July 1998, Managing Director,
                                                                 Swiss Bank Corp.

Gordon H. Silver                   Since 1990                    Senior Managing Director, Putnam
(7/3/47), Vice President                                         Investments, Putnam Management and
                                                                 Putnam Retail Management

Mark C. Trenchard                  Since 2002                    Senior Vice President, Putnam Investments
(6/5/62), Vice President

Judith Cohen                       Since 1993                    Clerk and Assistant Treasurer, The
(6/7/45), Clerk and                                              Putnam Funds
Assistant Treasurer

Deborah F. Kuenstner               Since 2002                    Managing Director of Putnam Management
(7/9/58),Vice President

Stephen C. Peacher                 Since 2002                    Managing Director of Putnam Management
(6/15/64), Vice President
---------------------------------------------------------------------------------------------------------------

1 The address of each Officer is One Post Office Square, Boston, MA 02109.



FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin, III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer and
Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and Principal Executive Officer

Steven D. Krichmar
Vice President and Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Brett C. Browchuk
Vice President

Charles E. Haldeman, Jr.
Vice President

Lawrence J. Lasser
Vice President

Richard G. Leibovitch
Vice President

Beth S. Mazor
Vice President

Richard A. Monaghan
Vice President

Stephen M. Oristaglio
Vice President

Gordon H. Silver
Vice President

Mark C. Trenchard
Vice President

Deborah F. Kuenstner
Vice President

Stephen C. Peacher
Vice President

Judith Cohen
Clerk and Assistant Treasurer


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) any time for up-to-date information about the fund's NAV.


PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


88611  224  4/03